UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-00945

                           Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA  01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                 Hartford, CT  06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Growth & Income Fund

Virtus Mid-Cap Core Fund

Virtus Mid-Cap Growth Fund

Virtus Mid-Cap Value Fund

Virtus Quality Large-Cap Value Fund

Virtus Quality Small-Cap Fund

Virtus Small-Cap Core Fund

Virtus Small-Cap Sustainable Growth Fund

Virtus Strategic Growth Fund

Virtus Tactical Allocation Fund*

September 30, 2013 TRUST NAME: VIRTUS EQUITY TRUST * Prospectus supplement applicable to this Fund appears at the back of this semiannual report

Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

For the six-month reporting period ended September 30, 2013, the broad equity markets surpassed fixed income markets by a significant margin. The S&P 500® Index, a benchmark for U.S. equities, gained 8.3%, while international equities rose 7.4%, as measured by the MSCI All Country World Index (net).

The bond markets were particularly volatile during most of this period. U.S. Treasury yields climbed over the last few months as the market prepared for the Federal Reserve’s tapering of its bond purchases, which never occurred. The 10-year Treasury yield was at 2.6% as of September 30, 2013, compared with 1.9% at March 31, 2013, and as rates increased, most bond sectors suffered losses. The Barclays U.S.

Aggregate Bond Index, which tracks the U.S. fixed income market, declined 1.8% for the six-month period.

Despite this recent market unpredictability, there is reason for investors to be cautiously optimistic about the economy. The U.S. economy is showing signs of growth in hiring, consumer spending, and housing and, although China’s recovery remains tenuous, Europe appears to be coming out of its recession. The onus remains on the U.S. government to keep the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2013

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

MSCI All Country World Index (Net)

The MSCI AC World Index (Net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

PIK (Payment-in-Kind Security)

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect any fees, expenses, or sales charges associated with active management of an actual portfolio.

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of April 1, 2013 to September 30, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Growth & Income Fund
Actual
Class A	$1,000.00	$1,079.00	1.25%	$6.51
Class C	1,000.00	1,075.10	2.00	10.40
Class I	1,000.00	1,080.40	1.00	5.22
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.72	1.25	6.35
Class C	1,000.00	1,014.92	2.00	10.15
Class I	1,000.00	1,019.99	1.00	5.08
Mid-Cap Core Fund
Actual
Class A	$1,000.00	$1,061.60	1.35%	$6.98
Class C	1,000.00	1,057.10	2.10	10.83
Class I	1,000.00	1,063.20	1.10	5.69
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.22	1.35	6.85
Class C	1,000.00	1,014.41	2.10	10.66
Class I	1,000.00	1,019.48	1.10	5.58
Mid-Cap Growth Fund
Actual
Class A	$1,000.00	$1,064.10	1.45%	$7.50
Class B	1,000.00	1,060.50	2.20	11.36
Class C	1,000.00	1,059.80	2.20	11.36
Class I	1,000.00	1,065.30	1.20	6.21
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.71	1.45	7.36
Class B	1,000.00	1,013.90	2.20	11.17
Class C	1,000.00	1,013.90	2.20	11.17
Class I	1,000.00	1,018.98	1.20	6.09
Mid-Cap Value Fund
Actual
Class A	$1,000.00	$1,078.70	1.40%	$7.30
Class C	1,000.00	1,074.50	2.15	11.18
Class I	1,000.00	1,080.10	1.15	6.00
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.96	1.40	7.11
Class C	1,000.00	1,014.15	2.15	10.91
Class I	1,000.00	1,019.23	1.15	5.84
Quality Large-Cap Value Fund
Actual
Class A	$1,000.00	$1,075.30	1.35%	$7.02
Class C	1,000.00	1,070.90	2.10	10.90
Class I	1,000.00	1,076.70	1.10	5.73
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.22	1.35	6.85
Class C	1,000.00	1,014.41	2.10	10.66
Class I	1,000.00	1,019.48	1.10	5.58
Quality Small-Cap Fund
Actual
Class A	$1,000.00	$1,129.20	1.34%	$7.15
Class C	1,000.00	1,124.60	2.09	11.13
Class I	1,000.00	1,130.50	1.09	5.82
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.27	1.34	6.80
Class C	1,000.00	1,014.46	2.09	10.61
Class I	1,000.00	1,019.54	1.09	5.53

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of April 1, 2013 to September 30, 2013

Expense Table
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Small-Cap Core Fund
Actual
Class A	$1,000.00	$1,092.40	1.40%	$7.34
Class C	1,000.00	1,088.20	2.15	11.25
Class I	1,000.00	1,093.50	1.16	6.09
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.96	1.40	7.11
Class C	1,000.00	1,014.15	2.15	10.91
Class I	1,000.00	1,019.18	1.16	5.89
Small-Cap Sustainable Growth Fund
Actual
Class A	$1,000.00	$1,137.70	1.50%	$8.04
Class C	1,000.00	1,133.90	2.25	12.04
Class I	1,000.00	1,138.50	1.25	6.70
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.45	1.50	7.61
Class C	1,000.00	1,013.65	2.25	11.42
Class I	1,000.00	1,018.72	1.25	6.35
Strategic Growth Fund
Actual
Class A	$1,000.00	$1,113.40	1.32%	$6.99
Class B	1,000.00	1,109.70	2.07	10.95
Class C	1,000.00	1,108.50	2.07	10.94
Class I	1,000.00	1,114.20	1.07	5.67
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.37	1.32	6.70
Class B	1,000.00	1,014.56	2.07	10.51
Class C	1,000.00	1,014.56	2.07	10.51
Class I	1,000.00	1,019.64	1.07	5.43
Tactical Allocation Fund
Actual
Class A	$1,000.00	$1,043.60	1.31%	$6.71
Class B	1,000.00	1,039.90	2.06	10.53
Class C	1,000.00	1,039.90	2.06	10.53
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.42	1.31	6.65
Class B	1,000.00	1,014.61	2.06	10.46
Class C	1,000.00	1,014.61	2.06	10.46

The Funds may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such expenses and fees had been included, the expenses would have been higher.

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the period since inception.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

VIRTUS EQUITY TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

SEPTEMBER 30, 2013 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2013.

Growth & Income Fund

Information Technology	16%
Financials	15
Health Care	15
Consumer Discretionary	14
Consumer Staples	11
Industrials	11
Energy	8
Other (includes short-term investments and securities lending collateral)	10

100%

Mid-Cap Core Fund

Industrials	22%
Information Technology	16
Consumer Discretionary	14
Health Care	13
Financials	11
Consumer Staples	6
Materials	6
Energy	5
Other (includes short-term investments)	7

100%

Mid-Cap Growth Fund

Information Technology	25%
Consumer Discretionary	22
Industrials	16
Health Care	12
Consumer Staples	8
Energy	8
Financials	6
Other (includes short-term investments)	3

100%

Mid-Cap Value Fund

Materials	25%
Industrials	23
Energy	17
Consumer Staples	14
Utilities	8
Consumer Discretionary	7
Financials	2
Other (includes short-term investments and securities lending collateral)	4

100%

Quality Large-Cap Value Fund

Financials	26%
Consumer Discretionary	14
Health Care	12
Industrials	12
Information Technology	10
Energy	9
Consumer Staples	7
Other (includes short-term investments)	10

100%

Quality Small-Cap Fund

Information Technology	27%
Financials	19
Industrials	19
Consumer Staples	10
Consumer Discretionary	8
Energy	7
Health Care	4
Other (includes short-term investments)	6

100%

Small-Cap Core Fund

Industrials	27%
Health Care	20
Information Technology	19
Financials	12
Consumer Discretionary	6
Materials	3
Energy	2
Other (includes short-term investments)	11

100%

Small-Cap Sustainable Growth Fund

Information Technology	31%
Consumer Discretionary	15
Health Care	15
Industrials	12
Consumer Staples	8
Financials	5
Materials	3
Other (includes short-term investments)	11

100%

Strategic Growth Fund

Information Technology	33%
Consumer Discretionary	19
Industrials	13
Consumer Staples	10
Health Care	9
Energy	5
Financials	5
Other (includes short-term investments)	6

100%

Tactical Allocation Fund

Common Stocks		63%
Financials	14%
Industrials	10
Information Technology	10
All other sectors	29
Corporate Bonds		22
Loan Agreements		5
Foreign Government Securities		4
Mortgage-Backed Securities		3
Other (includes short-term investments and securities lending collateral)		3

		100%

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.1%

Consumer Discretionary—14.0%
Best Buy Co., Inc.	25,000	$938
Capella Education Co.(2)	800	45
Children’s Place Retail Stores, Inc. (The)(2)	4,400	255
Comcast Corp. Class A	60,900	2,750
GameStop Corp. Class A	8,400	417
Gap, Inc. (The)	43,200	1,740
hhgregg, Inc.(2)(3)	40,300	722
Home Depot, Inc. (The)	14,000	1,062
Johnson Controls, Inc.	10,400	432
Live Nation, Inc.(2)	17,600	327
Lowe’s Cos., Inc.	11,800	562
Magna International, Inc. Class A	25,000	2,064
MDC Partners, Inc.	6,800	190
MGM Resorts International(2)	22,300	456
priceline.com, Inc.(2)	200	202
Smith & Wesson Holding Corp(2)(3)	151,700	1,667
Starbucks Corp.	30,900	2,378
Starwood Hotels & Resorts Worldwide, Inc.	17,900	1,189
Time Warner, Inc.	10,400	684
TiVo, Inc.(2)	2,200	27
Whirlpool Corp.	7,300	1,069

		19,176

Consumer Staples—11.3%
Andersons, Inc. (The)	1,200	84
Archer-Daniels-Midland Co.	48,900	1,802
Fresh Del Monte Produce, Inc.	34,500	1,024
Hershey Co. (The)	25,600	2,368
Inter Parfums, Inc.	6,100	183
J.M. Smucker Co. (The)	13,000	1,366
John B. SanFilippo & Son, Inc.	2,500	58
Kraft Foods Group, Inc.	6,700	351
Kroger Co. (The)	55,300	2,231
Lorillard, Inc.	49,000	2,194
Nu Skin Enterprises, Inc. Class A	16,600	1,589
TreeHouse Foods, Inc.(2)	4,700	314
Tyson Foods, Inc. Class A	66,100	1,869

		15,433

Energy—8.4%
Cabot Oil & Gas Corp.	18,400	687
CNOOC Ltd. ADR	3,600	726
ConocoPhillips	36,700	2,551
EOG Resources, Inc.	14,100	2,387
Exxon Mobil Corp.	700	60
Gran Tierra Energy, Inc.(2)	77,800	552
Hess Corp.	16,500	1,276
Murphy Oil Corp.	18,900	1,140
SandRidge Energy, Inc.(2)(3)	23,400	137
Southwestern Energy Co.(2)	55,700	2,026

		11,542

Financials—15.5%
ACE Ltd.	6,900	646
Astoria Financial Corp.	2,800	35

	SHARES	VALUE
Financials—continued
Bank of America Corp.	12,800	$177
BankUnited, Inc.	7,900	246
Berkshire Hathaway, Inc. Class A(2)	2	341
Charles Schwab Corp. (The)	17,100	361
Chubb Corp. (The)	12,400	1,107
Citigroup, Inc.	1,200	58
Discover Financial Services	4,600	232
Everest Re Group Ltd.	15,200	2,210
First Bancorp	3,800	55
First Citizens BancShares, Inc. Class A	1,700	350
First Merchants Corp.	9,900	172
Goldman Sachs Group, Inc. (The)	9,600	1,519
JPMorgan Chase & Co.	53,400	2,760
KeyCorp	50,600	577
PNC Financial Services Group, Inc.	28,700	2,079
Popular, Inc.(2)	2,200	58
Potlatch Corp.	16,700	663
Progressive Corp. (The)	43,600	1,187
Simmons First National Corp. Class A	2,200	68
State Street Corp.	29,700	1,953
SunTrust Banks, Inc.	13,800	447
SVB Financial Group(2)	1,900	164
Travelers Cos., Inc. (The)	22,500	1,907
Wintrust Financial Corp.	46,500	1,910

		21,282

Health Care—15.5%
Aetna, Inc.	34,100	2,183
Affymetrix, Inc.(2)	10,600	66
Biogen Idec, Inc.(2)	5,700	1,372
Cardinal Health, Inc.	14,400	751
Celgene Corp.(2)	12,600	1,940
Cornerstone Therapeutics, Inc.(2)	7,700	72
Eli Lilly & Co.	43,900	2,210
Humana, Inc.	14,900	1,391
Johnson & Johnson	35,000	3,034
McKesson Corp.	7,500	962
Molina Healthcare, Inc.(2)	55,800	1,986
Myriad Genetics, Inc.(2)(3)	10,000	235
PDL BioPharma, Inc.(3)	105,200	838
Roche Holding AG Sponsored ADR	27,300	1,844
Schein (Henry), Inc.(2)	3,500	363
Shire plc ADR	400	48
WellPoint, Inc.	24,200	2,023

		21,318

Industrials—11.4%
Alliant Techsystems, Inc.	13,200	1,288
AMERCO, Inc.(2)	600	111
Boeing Co. (The)	27,200	3,196
Brink’s Co. (The)	16,600	470
Delta Air Lines, Inc.	7,700	182
Exelis, Inc.	96,700	1,519
Kimball International, Inc. Class B	4,900	54
Lockheed Martin Corp.	18,300	2,334

	SHARES	VALUE
Industrials—continued
Northrop Grumman Corp.	24,400	$2,324
Old Dominion Freight Line, Inc.(2)	16,700	768
Raytheon Co.	31,300	2,412
Republic Airways Holdings, Inc.(2)	29,700	353
Swift Transportation Co.(2)	15,200	307
United Technologies Corp.	2,900	313
Valmont Industries, Inc.	300	42

		15,673

Information Technology—16.2%
Accenture plc Class A	22,400	1,650
AOL, Inc.(2)	57,200	1,978
Apple, Inc.	900	429
Arrow Electronics, Inc.(2)	35,400	1,718
CA, Inc.	31,700	941
Cisco Systems, Inc.	36,900	864
Computer Sciences Corp.	40,800	2,111
Convergys Corp.	33,300	624
Fiserv, Inc.(2)	5,200	525
Flextronics International Ltd.(2)	3,200	29
Google, Inc. Class A(2)	100	88
Hamilton (Booz Allen) Holding Corp.	28,600	553
Hewlett-Packard Co.	23,200	487
Information Services Group, Inc.(2)	15,600	65
Intel Corp.	72,300	1,657
InterDigital, Inc.	37,300	1,392
International Business Machines Corp.	3,500	648
International Rectifier Corp.(2)	6,600	163
Intersil Corp. Class A	85,100	956
J2 Global, Inc.	7,900	391
Lexmark International, Inc. Class A	38,900	1,284
Manhattan Associates, Inc.(2)	1,900	181
Western Digital Corp.	39,100	2,479
Xerox Corp.	99,900	1,028

		22,241

Materials—2.8%
BHP Billiton plc ADR	19,200	1,130
Futurefuel Corp.	6,400	115
LyondellBasell Industries N.V. Class A	10,900	798
Packaging Corp. of America	14,400	822
PPG Industries, Inc.	3,600	602
Westlake Chemical Corp.	3,900	408

		3,875

Telecommunication Services—2.0%
Verizon Communications, Inc.	58,200	2,716

Utilities—2.0%
PPL Corp.	8,300	252
Public Service Enterprise Group, Inc.	32,100	1,057
Questar Corp.	12,800	288
Vectren Corp.	4,200	140

See Notes to Financial Statements

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—continued
Wisconsin Energy Corp.	23,400	$944

		2,681
TOTAL COMMON STOCKS (Identified Cost $127,814)		135,937
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $127,814)		135,937

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,262,848	1,263
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,263)		1,263

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—2.7%
INVESCO Short-Term Investments Trust Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	3,736,370	$3,736
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $3,736)		3,736
TOTAL INVESTMENTS—102.7%
(Identified Cost $132,813)		140,936	(1)
Other assets and liabilities, net—(2.7)%		(3,732)

NET ASSETS—100.0%		$137,204

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	91%
Canada	2
Switzerland	2
Bermuda	1
Ireland	1
Netherlands	1
United Kingdom	1
Other	1
Total	100%
† % of total investments as of September 30, 2013

At September 30, 2013, the Fund had entered into futures contracts as follows:

	Expiration Date	Number of Contracts	Value of Contracts When Opened	Market Value of Contracts	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	December-13	15	$1,274	$1,256	$(18)

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$135,937	$135,937
Securities Lending Collateral	3,736	3,736
Short-Term Investments	1,263	1,263

Total Investments	$140,936	$140,936

Other Financial Instruments
Futures Contracts*	$(18)	$(18)

*	Valued at the unrealized appreciation (depreciation) on the investment.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.7%

Consumer Discretionary—13.9%
Advance Auto Parts, Inc.	1,667	$138
Dick’s Sporting Goods, Inc.	2,790	149
Dollar Tree, Inc.(2)	1,770	101
Ross Stores, Inc.	2,256	164

		552

Consumer Staples—5.9%
Brown-Forman Corp. Class B	821	56
Church & Dwight Co., Inc.	1,204	72
Monster Beverage Corp.(2)	2,013	105

		233

Energy—5.6%
Core Laboratories N.V.	550	93
Dresser-Rand Group, Inc.(2)	2,066	129

		222

Financials—10.9%
Digital Realty Trust, Inc.	939	50
First Cash Financial Services, Inc.(2)	1,575	91
RLI Corp.	1,686	148
T. Rowe Price Group, Inc.	2,007	144

		433

Health Care—12.9%
DENTSPLY International, Inc.	2,370	103
Edwards Lifesciences Corp.(2)	1,410	98
Sirona Dental Systems, Inc.(2)	2,533	170
Waters Corp.(2)	1,358	144

		515

	SHARES	VALUE
Industrials—21.7%
Copart, Inc.(2)	4,739	$151
Equifax, Inc.	2,358	141
Expeditors International of Washington, Inc.	3,730	164
Graco, Inc.	1,242	92
MSC Industrial Direct Co., Inc. Class A	716	58
Nordson Corp.	1,797	132
Rockwell Collins, Inc.	1,834	125

		863

Information Technology—15.7%
Amphenol Corp. Class A	1,683	130
ANSYS, Inc.(2)	1,146	99
Intuit, Inc.	2,636	175
MICROS Systems, Inc.(2)	1,767	88
Xilinx, Inc.	2,802	132

		624

Materials—5.6%
International Flavors & Fragrances, Inc.	1,067	88
Sigma-Aldrich Corp.	1,571	134

		222

Utilities—2.5%
Questar Corp.	4,358	98
TOTAL COMMON STOCKS (Identified Cost $2,892)		3,762
TOTAL LONG TERM INVESTMENTS—94.7%
(Identified Cost $2,892)		3,762

SHARES		VALUE
SHORT-TERM INVESTMENTS—4.7%

Money Market Mutual Funds—4.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	187,653	$188
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $188)		188
TOTAL INVESTMENTS—99.4%
(Identified Cost $3,080)		3,950	(1)
Other assets and liabilities, net—0.6%		25

NET ASSETS—100.0%		$3,975

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$3,762	$3,762
Short-Term Investments	188	188

Total Investments	$3,950	$3,950

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—22.4%
Bed Bath & Beyond, Inc.(2)	33,300	$2,576
Capella Education Co.(2)	23,600	1,335
Dollar Tree, Inc.(2)	27,500	1,572
Domino’s Pizza, Inc.	20,500	1,393
Hibbett Sports, Inc.(2)	15,000	842
Morningstar, Inc.	35,500	2,814
PetSmart, Inc.	29,700	2,265
Pool Corp.	51,200	2,874
Ross Stores, Inc.	29,100	2,118
TripAdvisor, Inc.(2)	25,500	1,934

		19,723

Consumer Staples—7.7%
Brown-Forman Corp. Class B	27,050	1,843
McCormick & Co., Inc.	24,800	1,605
Mead Johnson Nutrition Co.	22,000	1,634
Monster Beverage Corp.(2)	32,200	1,682

		6,764

Energy—7.8%
Cameron International Corp.(2)	31,600	1,845
Core Laboratories N.V.	9,000	1,523
Dresser-Rand Group, Inc.(2)	30,200	1,884
FMC Technologies, Inc.(2)	28,400	1,574

		6,826

Financials—5.9%
Fifth Third Bancorp	52,500	947
Financial Engines, Inc.	34,100	2,027
T. Rowe Price Group, Inc.	31,100	2,237

		5,211

	SHARES	VALUE
Health Care—11.9%
athenahealth, Inc.(2)	15,000	$1,628
Cerner Corp.(2)	36,000	1,892
Intuitive Surgical, Inc.(2)	4,300	1,618
Medidata Solutions, Inc.(2)	9,200	909
Perrigo Co.	15,500	1,912
Sirona Dental Systems, Inc.(2)	25,500	1,707
Zoetis, Inc.	26,500	825

		10,491

Industrials—16.2%
Donaldson Co., Inc.	44,300	1,689
Expeditors International of Washington, Inc.	69,200	3,049
Fastenal Co.	47,300	2,377
MSC Industrial Direct Co., Inc. Class A	30,900	2,514
Roper Industries, Inc.	20,900	2,777
Stericycle, Inc.(2)	16,000	1,846

		14,252

Information Technology—25.4%
Amphenol Corp. Class A	32,200	2,492
ANSYS, Inc.(2)	30,200	2,613
FactSet Research Systems, Inc.	17,900	1,953
First Solar, Inc.(2)	25,500	1,025
Fleetmatics Group plc(2)	46,500	1,746
Gartner, Inc.(2)	38,200	2,292
Hittite Microwave Corp.(2)	36,500	2,385
MercadoLibre, Inc.	11,400	1,538
MICROS Systems, Inc.(2)	36,200	1,808
SolarWinds, Inc.(2)	67,400	2,363
Xilinx, Inc.	44,800	2,099

		22,314

	SHARES	VALUE
Materials—2.2%
Airgas, Inc.	18,400	$1,952
TOTAL COMMON STOCKS (Identified Cost $73,108)		87,533
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $73,108)		87,533

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	543,563	544
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $544)		544
TOTAL INVESTMENTS—100.1%
(Identified Cost $73,652)		88,077	(1)
Other assets and liabilities, net—(0.1)%		(78)

NET ASSETS—100.0%		$87,999

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$87,533	$87,533
Short-Term Investments	544	544

Total Investments	$88,077	$88,077

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—96.8%

Consumer Discretionary—7.0%
Big Lots, Inc.(2)	377,370	$13,997
TJX Cos., Inc.	267,050	15,059

		29,056

Consumer Staples—14.3%
Avon Products, Inc.	294,220	6,061
Beam, Inc.	239,850	15,506
Koninklijke Ahold NV Sponsored ADR	697,850	12,059
Safeway, Inc.	797,220	25,503

		59,129

Energy—16.7%
CONSOL Energy, Inc.	339,460	11,423
Devon Energy Corp.	223,390	12,903
Kinder Morgan, Inc.	276,042	9,819
Nabors Industries Ltd.	971,120	15,596
Rowan Cos. plc Class A(2)	351,370	12,902
Williams Cos., Inc. (The)	173,350	6,303

		68,946

Financials—2.2%
Weyerhaeuser Co.	324,300	9,285

Industrials—22.8%
Con-way, Inc.	201,100	8,665
Fortune Brands Home & Security, Inc.	188,810	7,860
Masco Corp.	195,850	4,168
Owens Corning, Inc.(2)	271,670	10,318
Raytheon Co.	216,300	16,670
Republic Services, Inc.	562,282	18,758
SPX Corp.	79,860	6,759
USG Corp.(2)(3)	303,710	8,680
Xylem, Inc.	454,300	12,689

		94,567

	SHARES	VALUE
Materials—25.7%
Alcoa, Inc.	1,292,950	$10,499
Allegheny Technologies, Inc.	297,630	9,084
Ball Corp.	180,980	8,122
Crown Holdings, Inc.(2)	329,770	13,943
Dow Chemical Co. (The)	373,000	14,323
FMC Corp.	145,120	10,408
International Paper Co.	300,350	13,456
Owens-Illinois, Inc.(2)	550,570	16,528
Sealed Air Corp.	360,430	9,800

		106,163

Utilities—8.1%
Dominion Resources, Inc.	251,500	15,713
ONEOK, Inc.	331,840	17,694

		33,407
TOTAL COMMON STOCKS (Identified Cost $274,660)		400,553
TOTAL LONG TERM INVESTMENTS—96.8%
(Identified Cost $274,660)		400,553

SHORT-TERM INVESTMENTS—3.6%

Money Market Mutual Funds—3.6%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	14,764,396	14,764
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14,764)		14,764

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—0.5%
INVESCO Short-Term Investments Trust Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(4)	2,030,400	$2,030
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $2,030)		2,030
TOTAL INVESTMENTS—100.9%
(Identified Cost $291,454)		417,347	(1)
Other assets and liabilities, net—(0.9)%		(3,723)

NET ASSETS—100.0%		$413,624

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Bermuda	4
Netherlands	3
United Kingdom	3
Total	100%
† % of total investments as of September 30, 2013

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investments in Securities:
Equity Securities:
Common Stocks	$400,553	$400,553
Securities Lending Collateral	2,030	2,030
Short-Term Investments	14,764	14,764

Total Investments	$417,347	$417,347

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%

Consumer Discretionary—14.0%
Lowe’s Cos., Inc.	38,400	$1,828
Mattel, Inc.	28,300	1,185
Time Warner, Inc.	25,200	1,658
TJX Cos., Inc.	41,000	2,312
VF Corp.	9,800	1,951

		8,934

Consumer Staples—7.0%
Coca-Cola Co. (The)	37,200	1,409
Coca-Cola Enterprises, Inc.	32,500	1,307
Diageo plc Sponsored ADR	9,600	1,220
Kimberly-Clark Corp.	6,080	573

		4,509

Energy—8.9%
Apache Corp.	16,500	1,405
Exxon Mobil Corp.	20,800	1,790
National Oilwell Varco, Inc.	32,000	2,499

		5,694

Financials—25.9%
American Express Co.	31,900	2,409
Charles Schwab Corp. (The)	51,800	1,095
CME Group, Inc.	26,300	1,943
Digital Realty Trust, Inc.	24,300	1,290
Franklin Resources, Inc.	46,500	2,351
PNC Financial Services Group, Inc.	38,800	2,811
Travelers Cos., Inc. (The)	33,700	2,857
U.S. Bancorp	49,500	1,811

		16,567

	SHARES	VALUE
Health Care—11.8%
Baxter International, Inc.	26,090	$1,714
Johnson & Johnson	25,400	2,202
Novartis AG ADR	21,400	1,641
Quest Diagnostics, Inc.	32,160	1,987

		7,544

Industrials—12.4%
3M Co.	21,400	2,555
Emerson Electric Co.	20,000	1,294
Stanley Black & Decker, Inc.	18,500	1,676
Union Pacific Corp.	15,700	2,439

		7,964

Information Technology—9.8%
Apple, Inc.	5,000	2,384
Applied Materials, Inc.	107,200	1,880
International Business Machines Corp.	10,960	2,030

		6,294

Materials—4.1%
International Flavors & Fragrances, Inc.	16,200	1,333
PPG Industries, Inc.	7,800	1,303

		2,636

Utilities—4.9%
AGL Resources, Inc.	50,100	2,306
Questar Corp.	37,500	843

		3,149
TOTAL COMMON STOCKS (Identified Cost $45,912)		63,291
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $45,912)		63,291

SHARES		VALUE
SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	747,470	$747
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $747)		747
TOTAL INVESTMENTS—100.0%
(Identified Cost $46,659)		64,038	(1)
Other assets and liabilities, net—0.0%		3

NET ASSETS—100.0%		$64,041

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$63,291	$63,291
Short-Term Investments	747	747

Total Investments	$64,038	$64,038

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.0%

Consumer Discretionary—7.7%
Hillenbrand, Inc.	190,978	$5,227
Interval Leisure Group, Inc.	148,634	3,513
John Wiley & Sons, Inc. Class A	117,944	5,625
Thor Industries, Inc.	96,000	5,572

		19,937

Consumer Staples—9.6%
National Beverage Corp.(2)	439,304	7,846
Village Super Market, Inc.	70,000	2,662
WD-40 Co.	216,754	14,067

		24,575

Energy—7.2%
CARBO Ceramics, Inc.	100,896	10,000
World Fuel Services Corp.	230,203	8,589

		18,589

Financials—18.9%
Eaton Vance Corp.	278,491	10,814
EPR Properties	122,072	5,949
First Cash Financial Services, Inc.(2)	208,800	12,100
RLI Corp.	133,356	11,658
Westamerica Bancorp	159,668	7,942

		48,463

Health Care—4.1%
Owens & Minor, Inc.	302,138	10,451

	SHARES	VALUE
Industrials—18.7%
CLARCOR, Inc.	161,061	$8,944
Corporate Executive Board Co. (The)	160,782	11,676
Graco, Inc.	176,767	13,091
Landstar System, Inc.	210,728	11,797
Sun Hydraulics Corp.	68,030	2,467

		47,975

Information Technology—26.5%
ADTRAN, Inc.	98,855	2,634
Badger Meter, Inc.	164,517	7,650
Cabot Microelectronics Corp.(2)	196,600	7,573
Cass Information Systems, Inc.	233,519	12,463
Cognex Corp.	243,856	7,647
Computer Services, Inc.	170,004	5,236
Jack Henry & Associates, Inc.	239,850	12,379
Syntel Co.	156,543	12,539

		68,121

Materials—2.2%
Balchem Corp.	107,836	5,580

Utilities—2.1%
Questar Corp.	240,000	5,397
TOTAL COMMON STOCKS (Identified Cost $156,661)		249,088
TOTAL LONG TERM INVESTMENTS—97.0%
(Identified Cost $156,661)		249,088

SHARES		VALUE
SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Funds—2.3%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	5,813,418	$5,813
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,813)		5,813
TOTAL INVESTMENTS—99.3%
(Identified Cost $162,474)		254,901	(1)
Other assets and liabilities, net—0.7%		1,843

NET ASSETS—100.0%		$256,744

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$249,088	$249,088
Short-Term Investments	5,813	5,813

Total Investments	$254,901	$254,901

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—88.9%

Consumer Discretionary—5.6%
Pool Corp.	255,950	$14,367
Thor Industries, Inc.	177,900	10,325

		24,692

Consumer Staples—0.5%
Chefs’ Warehouse, Inc. (The)(2)	100,187	2,314

Energy—2.5%
RPC, Inc.	689,600	10,668

Financials—12.2%
Brown & Brown, Inc.	446,500	14,333
Cohen & Steers, Inc.	226,411	7,995
Federated Investors, Inc. Class B	498,279	13,533
National Interstate Corp.	100,946	2,807
RLI Corp.	171,500	14,992

		53,660

Health Care—19.7%
Abaxis, Inc.(2)	384,300	16,179
Computer Programs & Systems, Inc.	291,800	17,070
Haemonetics Corp.(2)	420,900	16,786
Owens & Minor, Inc.	497,300	17,202
Techne Corp.	237,200	18,990

		86,227

	SHARES	VALUE
Industrials—26.8%
Advisory Board Co. (The)(2)	93,164	$5,541
CLARCOR, Inc.	200,700	11,145
Copart, Inc.(2)	610,900	19,421
Exponent, Inc.	304,863	21,901
Landstar System, Inc.	212,100	11,873
Lincoln Electric Holdings, Inc.	106,500	7,095
RBC Bearings, Inc.(2)	209,648	13,814
Rollins, Inc.	321,300	8,518
Toro Co. (The)	336,200	18,273

		117,581

Information Technology—18.9%
ANSYS, Inc.(2)	182,938	15,828
Blackbaud, Inc.	228,954	8,938
FactSet Research Systems, Inc.	159,300	17,379
Hittite Microwave Corp.(2)	331,900	21,690
Jack Henry & Associates, Inc.	371,300	19,163

		82,998

Materials—2.7%
Aptargroup, Inc.	194,900	11,719
TOTAL COMMON STOCKS (Identified Cost $298,628)		389,859
TOTAL LONG TERM INVESTMENTS—88.9%
(Identified Cost $298,628)		389,859

	SHARES	VALUE
SHORT-TERM INVESTMENTS—10.8%

Money Market Mutual Funds—10.8%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	47,611,918	$47,612
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $47,612)		47,612
TOTAL INVESTMENTS—99.7%
(Identified Cost $346,240)		437,471	(1)
Other assets and liabilities, net—0.3%		1,505

NET ASSETS—100.0%		$438,976

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$389,859	$389,859
Short-Term Investments	47,612	47,612

Total Investments	$437,471	$437,471

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—88.5%

Consumer Discretionary—15.0%
Aaron’s, Inc.(2)	99,700	$2,762
Hibbett Sports, Inc.(2)	90,400	5,076
Monro Muffler Brake, Inc.	72,600	3,375
Morningstar, Inc.	40,578	3,216
Pool Corp.	36,500	2,049

		16,478

Consumer Staples—8.2%
Chefs’ Warehouse, Inc. (The)(2)	257,000	5,937
PriceSmart, Inc.	31,600	3,009

		8,946

Financials—4.6%
Cohen & Steers, Inc.	49,400	1,744
Financial Engines, Inc.	56,351	3,350

		5,094

Health Care—15.0%
Abaxis, Inc.(2)	90,700	3,819
National Research Corp.(2)	196,668	3,703
Sirona Dental Systems, Inc.(2)	73,800	4,939
Techne Corp.	49,800	3,987

		16,448

	SHARES	VALUE
Industrials—12.1%
AAON, Inc.	82,650	$2,195
Copart, Inc.(2)	127,200	4,044
Heartland Express, Inc.	266,200	3,777
HEICO Corp. Class A	37,787	1,895
Omega Flex, Inc.(2)	69,400	1,311

		13,222

Information Technology—30.5%
ANSYS, Inc.(2)	34,500	2,985
FactSet Research Systems, Inc.	28,700	3,131
FLIR Systems, Inc.	117,400	3,686
Forrester Research, Inc.	85,500	3,143
Hittite Microwave Corp.(2)	94,800	6,195
MercadoLibre, Inc.	42,200	5,693
Mesa Laboratories, Inc.	30,100	2,035
NVE Corp.(2)	93,092	4,752
ScanSource, Inc.(2)	51,800	1,792

		33,412

Materials—3.1%
UFP Technologies, Inc.(2)	148,600	3,395
TOTAL COMMON STOCKS (Identified Cost $66,610)		96,995
TOTAL LONG TERM INVESTMENTS—88.5%
(Identified Cost $66,610)		96,995

	SHARES	VALUE
SHORT-TERM INVESTMENTS—11.2%

Money Market Mutual Funds—11.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	12,279,861	$12,280
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $12,280)		12,280
TOTAL INVESTMENTS—99.7%
(Identified Cost $78,890)		109,275	(1)
Other assets and liabilities, net—0.3%		382

NET ASSETS—100.0%		$109,657

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$96,995	$96,995
Short-Term Investments	12,280	12,280

Total Investments	$109,275	$109,275

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—19.0%
Bed Bath & Beyond, Inc.(2)	131,630	$10,183
Home Depot, Inc. (The)	122,520	9,293
NIKE, Inc. Class B	151,580	11,011
PetSmart, Inc.	81,930	6,248
priceline.com, Inc.(2)	9,680	9,786
Ross Stores, Inc.	164,360	11,965
Starbucks Corp.	170,390	13,115
Time Warner, Inc.	92,990	6,120

		77,721

Consumer Staples—9.9%
Coca-Cola Co. (The)	275,630	10,441
Colgate-Palmolive Co.	212,280	12,588
Costco Wholesale Corp.	56,510	6,506
Estee Lauder Cos., Inc. (The) Class A	86,100	6,018
Monster Beverage Corp.(2)	95,470	4,988

		40,541

Energy—5.2%
Core Laboratories N.V.	37,770	6,391
National Oilwell Varco, Inc.	80,100	6,256
Schlumberger Ltd.	98,050	8,664

		21,311

Financials—5.2%
Charles Schwab Corp. (The)	331,260	7,003
Fifth Third Bancorp	202,190	3,647
T. Rowe Price Group, Inc.	147,530	10,612

		21,262

Health Care—8.8%
Cerner Corp.(2)	75,720	3,979
Gilead Sciences, Inc.(2)	95,410	5,996
Intuitive Surgical, Inc.(2)	21,320	8,022
Perrigo Co.	57,460	7,090

	SHARES	VALUE
Health Care—continued
Waters Corp.(2)	38,030	$4,039
Zoetis, Inc.	224,590	6,989

		36,115

Industrials—12.5%
Danaher Corp.	119,830	8,307
Expeditors International of Washington, Inc.	259,400	11,429
Fastenal Co.	160,630	8,072
MSC Industrial Direct Co., Inc. Class A	82,070	6,676
Precision Castparts Corp.	33,990	7,724
Roper Industries, Inc.	68,640	9,120

		51,328

Information Technology—33.6%
Accenture plc Class A	115,490	8,505
Amphenol Corp. Class A	184,090	14,245
ANSYS, Inc.(2)	156,430	13,534
Apple, Inc.	43,970	20,963
Applied Materials, Inc.	580,010	10,173
Baidu, Inc. ADR(2)	61,820	9,593
Facekey Corp.(2)	373,360	18,758
MICROS Systems, Inc.(2)	167,640	8,372
QUALCOMM, Inc.	116,020	7,815
Visa, Inc. Class A	59,410	11,353
Xilinx, Inc.	296,010	13,871

		137,182

Materials—4.9%
Ecolab, Inc.	87,800	8,671
Praxair, Inc.	93,140	11,197

		19,868
TOTAL COMMON STOCKS (Identified Cost $293,640)		405,328
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $293,640)		405,328

SHARES		VALUE
SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	3,995,228	$3,995
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,995)		3,995
TOTAL INVESTMENTS—100.1%
(Identified Cost $297,635)		409,323	(1)
Other assets and liabilities, net—(0.1)%		(539)

NET ASSETS—100.0%		$408,784

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	94%
Cayman Islands	2
Ireland	2
Netherlands	2
Total	100%
† % of total investments as of September 30, 2013

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$405,328	$405,328
Short-Term Investments	3,995	3,995

Total Investments	$409,323	$409,323

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—3.8%
Argentine Republic 5.77% PIK Interest 2.51% Capitalization, 12/31/33(3)(17)	$249		$161
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	130		118
RegS 7.000%, 12/1/18(5)	85		72
RegS 12.750%, 8/23/22(5)	95		95
RegS 8.250%, 10/13/24(5)	140		106
9.375%, 1/13/34	245		195
Commonwealth of Australia Series 125 6.250%, 6/15/14	240	AUD	230
Commonwealth of Canada 2.000%, 3/1/14	770	CAD	751
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	250	NZD	217
Federative Republic of Brazil 8.500%, 1/5/24	1,140	BRL	465
Hellenic Republic
2.000%, 2/24/23	100	EUR	85
2.000%, 2/24/27	135	EUR	98
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		182
Kingdom of Norway Series 21 Treasury Bill, 0.000%, 12/18/13	1,080	NOK	179
Mongolia 144A 5.125%, 12/5/22(4)	200		171
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	179		170
Republic of Colombia
12.000%, 10/22/15	121,000	COP	72
4.375%, 3/21/23	386,000	COP	183
Republic of Croatia 144A 6.375%, 3/24/21(4)	215		222
Republic of Iceland 144A 5.875%, 5/11/22(4)	240		247
Republic of Indonesia
Series FR-30, 10.750%, 5/15/16	1,385,000	IDR	129
Series FR63, 5.625%, 5/15/23	1,061,000	IDR	74
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13	121,500	KRW	113
Republic of Peru
144A 7.840%, 8/12/20(4)	220	PEN	91
RegS 6.900%, 8/12/37(5)	335	PEN	125
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	124
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	90	EUR	106
Republic of Serbia 144A 5.250%, 11/21/17(4)	200		199

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Slovak 144A 4.375%, 5/21/22(4)	$200		$206
Republic of South Africa Series R206, 7.500%, 1/15/14	2,600	ZAR	261
Republic of Turkey 9.000%, 3/5/14	400	TRY	199
Republic of Uruguay 4.375%, 12/15/28	2,892	UYU(11)	141
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	320
Series 6207 8.150%, 2/3/27	7,410	RUB	239
United Mexican States
Series M, 6.000%, 6/18/15	4,715	MXN	373
Series M, 6.500%, 6/9/22	4,010	MXN	317
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $7,570)			7,036

MORTGAGE-BACKED SECURITIES—2.8%

Non-Agency—2.8%
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150		161
06-PW13, AM 5.582%, 9/11/41(3)	375		410
07-T28, A3 5.793%, 9/11/42	322		327
Chase Mortgage Finance Corp. 07-A1, 10A1 2.875%, 2/25/37(3)	159		145
Countrywide Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	195		199
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)	260		266
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(4)	284		304
06-RP1, 1A4 144A 8.500%, 1/25/36(4)	151		163
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.993%, 8/10/45(3)	50		55
GSR Mortgage Loan Trust 05-AR4, 6A1 5.250%, 7/25/35(3)	244		243

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	$350	$368
06-LDP9, A3 5.336%, 5/15/47	185	203
07-LDPX, AM 5.464%, 1/15/49(3)	175	176
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.081%, 7/15/44(3)	160	180
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	215	224
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	375	428
Morgan Stanley Capital I Trust
05-IQ10, A4B 5.284%, 9/15/42(3)	365	386
07-IQ14, AM 5.875%, 4/15/49(3)	137	140
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(4)	205	199
Nomura Asset Acceptance Corp. 04-R1, A1, 144A 6.500%, 3/25/34(4)	308	325
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	158	156
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.689%, 1/25/37(3)	169	166
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.424%, 11/23/43(3)(4)	92	90
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $5,148)		5,314

ASSET-BACKED SECURITIES—1.4%
Chase Funding Trust 02-2, 1A5 02-2, 1A5 6.333%, 4/25/32	191	195
Cheesecake Factory Holdings, Inc. 13-1A, A2, 144A 4.474%, 3/20/43(4)	104	104
Countrywide Asset-Backed Certificates
05-1, AF5A 5.497%, 7/25/35	216	209

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
ASSET-BACKED SECURITIES—continued
05-12, 1A4 5.323%, 2/25/36(3)	$350		$357
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	117		117
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	215		213
Miramax LLC 11-1A, A 144A 6.250%, 10/20/21(4)	135		140
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)	197		186
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	130		137
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.050%, 9/25/33	170		178
06-H11, M1 6.010%, 2/25/36	160		159
07-HI1, A3 5.720%, 3/25/37	156		157
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	216		174
TAL Advantage I LLC 12-1A, A 144A 3.860%, 5/20/27(4)	173		175
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)	104		99
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,561)			2,600

CORPORATE BONDS AND NOTES—22.4%

Consumer Discretionary—3.1%
Activision Blizzard, Inc. 144A 6.125%, 9/15/23(4)	170		171
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	150		155
Arcelik AS 144A 5.000%, 4/3/23(4)	285		246
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	285	BRL	127
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	150		141
Boyd Gaming Corp. 9.000%, 7/1/20	190		207
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	175		177
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	145		161

	PAR VALUE	VALUE
Consumer Discretionary—continued
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19	$233	$230
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	250	259
Dana Holding Corp. 5.375%, 9/15/21	225	222
General Motors Co. 144A 3.500%, 10/2/18(4)	170	171
Hilton Worldwide Finance LLC (Hilton Worldwide Finance Corp.) 144A 5.625%, 10/15/21(4)	175	176
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	95	98
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	190	179
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125	133
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(4)	190	199
Meritor, Inc. 6.750%, 6/15/21	160	159
MGM Resorts International 6.750%, 10/1/20	205	216
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	180	189
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	200	212
Pinnacle Entertainment, Inc. 7.500%, 4/15/21	75	82
PNK Finance Corp. 144A 6.375%, 8/1/21(4)	220	226
Rent-A-Center, Inc. 144A 4.750%, 5/1/21(4)	60	56
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(4)	50	48
ServiceMaster Co. 7.000%, 8/15/20	135	128
Sinclair Television Group, Inc. 5.375%, 4/1/21	190	182
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	190	178
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	205	196
Station Casinos LLC 7.500%, 3/1/21	270	287
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	225	210
Toll Brothers Finance Corp. 6.750%, 11/1/19	135	150
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(4)	200	196

		5,767

	PAR VALUE	VALUE
Consumer Staples—0.1%
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	$100	$106
Ingles Markets, Inc. 144A 5.750%, 6/15/23(4)	160	155

		261

Energy—3.0%
Alta Mesa Holdings LP 9.625%, 10/15/18	225	238
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(4)	80	82
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	40	44
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	195	214
CHC Helicopter SA 9.250%, 10/15/20	220	235
Chesapeake Energy Corp. 5.375%, 6/15/21	150	150
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	195
Ecopetrol SA 5.875%, 9/18/23	105	109
EPL Oil & Gas, Inc. 8.250%, 2/15/18	210	223
EV Energy Partners LP 8.000%, 4/15/19	80	80
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	135	142
Frontier Oil Corp. 6.875%, 11/15/18	180	194
Gulfmark Offshore, Inc. 6.375%, 3/15/22	185	186
Linn Energy LLC 6.500%, 5/15/19	150	145
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	190	216
Memorial Production Partners LP 7.625%, 5/1/21	155	151
Parker Drilling Co. 144A 7.500%, 8/1/20(4)	190	191
Petrobras International Finance Co. 5.375%, 1/27/21	180	181
Petroleos de Venezuela SA Series 2014 4.900%, 10/28/14	215	203
RegS 8.500%, 11/2/17(5)	790	718
Petroleos Mexicanos 3.500%, 1/30/23	100	91
6.500%, 6/2/41	100	104
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	107	105

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
QEP Resources, Inc. 6.875%, 3/1/21	$150		$160
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200		191
Quicksilver Resources, Inc. 7.125%, 4/1/16	105		100
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(4)	145		132
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(4)(8)	200		185
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)	160		157
Targa Resources Partners LP 6.375%, 8/1/22	195		204
Zhaikmunai LP 144A 7.125%, 11/13/19(4)	200		210

			5,536

Financials—8.1%
Air Lease Corp. 4.750%, 3/1/20	170		167
Aircastle Ltd. 7.625%, 4/15/20	170		189
Akbank TAS 144A 7.500%, 2/5/18(4)	300	TRY	135
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(8)	205		227
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		253
Ally Financial, Inc. 4.750%, 9/10/18	100		100
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	200		223
Avis Budget Car Rental LLC 5.500%, 4/1/23	220		205
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	185		186
Banco Bilbao Vizcaya Argentaria Bancomer SA
144A 6.500%, 3/10/21(4)	200		208
144A 6.750%, 9/30/22(4)	170		176
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	200		200
Banco do Brasil SA RegS 5.375%, 1/15/21(5)	250		243
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	190		188
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	370	BRL	154
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		180
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	195		202

	PAR VALUE	VALUE
Financials—continued
Bancolombia SA 5.125%, 9/11/22	$215	$196
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200	206
Bank of India
144A 3.250%, 4/18/18(4)	200	191
144A 3.625%, 9/21/18(4)	200	189
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	235	230
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	200	205
Chubb Corp. (The) 6.375%, 3/29/67(3)(6)	165	177
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%,(3)(4)(9)	195	253
CorpGroup Banking SA 144A 6.750%, 3/15/23(4)	250	214
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	55	56
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(4)	170	165
DuPont Fabros Technology LP 144A 5.875%, 9/15/21(4)	135	136
E*TRADE Financial Corp. 6.375%, 11/15/19	190	203
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	178
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200	187
Fidelity National Financial, Inc. 5.500%, 9/1/22	50	53
First Niagara Financial Group, Inc.
6.750%, 3/19/20	55	64
7.250%, 12/15/21	200	233
Ford Motor Credit Co. LLC 5.750%, 2/1/21	175	194
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	365	391
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	190	198
Genworth Holdings, Inc. 4.900%, 8/15/23	260	261
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	130	138
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)	50	49
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%,(3)(4)(6)(9)	250	263
ING (U.S.), Inc. 5.650%, 5/15/53(3)(4)(6)	150	138
International Lease Finance Corp. 6.250%, 5/15/19	200	211

	PAR VALUE		VALUE
Financials—continued
Intesa San Paolo SpA 3.125%, 1/15/16	$200		$200
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	200		183
Jefferies Group LLC 6.875%, 4/15/21	50		55
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		202
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	95		97
Level 3 Financing, Inc. 7.000%, 6/1/20	220		223
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	265		288
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(4)(16)	155		158
Morgan Stanley
144A 10.090%, 5/3/17(4)	300	BRL	131
4.100%, 5/22/23	115		107
Nationstar Mortgage LLC
6.500%, 8/1/18	120		121
6.500%, 7/1/21	190		183
Nielsen Co. (The) 144A 5.500%, 10/1/21(4)	175		176
Nordea Bank AB 144A 4.250%, 9/21/22(4)	240		237
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(8)	200		184
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(8)	200		196
PKO Finance AB 144A 4.630%, 9/26/22(4)(8)	240		236
Progressive Corp. (The) 6.700%, 6/15/37(3)(6)	305		326
Prudential Financial, Inc.
5.875%, 9/15/42(3)(6)	400		392
5.200%, 3/15/44(3)(6)	35		32
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		251
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	170		188
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	175		180
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	210		213
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(8)	400		419
144A 5.125%, 10/29/22(4)(8)	290		270
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)	205		200

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
SLM Corp. 5.500%, 1/25/23	$265	$243
Spansion LLC 7.875%, 11/15/17	180	189
Sun Merger Sub, Inc. 144A 5.875%, 8/1/21(4)	90	91
Telecom Italia Capital SA 7.175%, 6/18/19	85	93
TMK OAO Via (TMK Capital) SA 144A 6.750%, 4/3/20(4)(8)	200	190
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	235	225
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(4)	150	160
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(8)	200	210
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	200	179

		15,243

Health Care—0.6%
HCA, Inc. 6.500%, 2/15/20	180	196
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	40	40
Symbion, Inc. 8.000%, 6/15/16	160	170
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(4)	50	51
4.500%, 4/1/21	275	259
144A 8.125%, 4/1/22(4)	175	183
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(4)	35	38
144A 7.500%, 7/15/21(4)	5	5
144A 7.250%, 7/15/22(4)	190	203

		1,145

Industrials—3.3%
AAR Corp. 144A 7.250%, 1/15/22(4)	165	173
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	200	182
ADT Corp. (The) 144A 6.250%, 10/15/21(4)	210	213
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	155	164
Air Canada 144A 6.750%, 10/1/19(4)	190	189
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	89	85
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	200	188

	PAR VALUE	VALUE
Industrials—continued
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	$190	$187
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	232	246
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)	190	149
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200	181
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	230	231
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	145	145
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	268	292
99-2, C2 6.236%, 3/15/20	156	170
00-1, A1 8.048%, 11/1/20	130	147
01-1, A1 6.703%, 6/15/21	258	276
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	101
Embraer SA 5.150%, 6/15/22	230	223
Hellenic Railways 5.460%, 1/30/14	190EUR	248
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	200	219
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(3)(4)(16)	85	87
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	224	231
Rexel SA 144A 5.250%, 6/15/20(4)	230	225
Spirit Aerosystems, Inc. 6.750%, 12/15/20	215	226
TransDigm, Inc. 144A 7.500%, 7/15/21(4)	145	157
U.S. Airways Pass-Through-Trust
01-1G 7.076%, 3/20/21	126	132
11-1 A 7.125%, 10/22/23	341	375
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	231	262
07-01, A 6.636%, 7/2/22	201	209
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	260	278

		6,191

Information Technology—0.8%
Ceridian Corp. 144A 11.000%, 3/15/21(4)	5	6
EarthLink, Inc. 8.875%, 5/15/19	130	126

	PAR VALUE	VALUE
Information Technology—continued
Equinix, Inc. 4.875%, 4/1/20	$80	$78
First Data Corp.
144A 8.250%, 1/15/21(4)	185	192
144A 11.750%, 8/15/21(4)	370	359
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(4)	145	138
NCR Corp. 4.625%, 2/15/21	190	179
QVC, Inc. 5.125%, 7/2/22	135	133
Sensata Technologies BV 144A 4.875%, 10/15/23(4)	225	210
VeriSign, Inc. 144A 4.625%, 5/1/23(4)	120	113

		1,534

Materials—2.1%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260	257
Calumet Specialty Products Partners LP 9.375%, 5/1/19	185	204
Cascades, Inc. 7.875%, 1/15/20	300	318
Cemex SAB de CV 144A 5.875%, 3/25/19(4)	200	193
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70	68
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)	125	129
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	300	320
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18	105	109
6.625%, 4/15/20	100	101
Ineos Finance plc 144A 8.375%, 2/15/19(4)	150	166
Inversiones CMPC SA 144A 4.375%, 5/15/23(4)	200	186
NewMarket Corp. 4.100%, 12/15/22	200	193
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	200	201
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	430	435
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260	244
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	45	47
Tronox Finance LLC 144A 6.375%, 8/15/20	155	154
United States Steel Corp. 6.875%, 4/1/21	225	229
Vale Overseas Ltd. 4.375%, 1/11/22	225	217
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	165	182

		3,953

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—0.9%
America Movil SAB de CV Series 12 6.450%, 12/5/22	$2,000	MXN	$143
CenturyLink, Inc. Series S, 6.450%, 6/15/21	150		150
Frontier Communications Corp. 7.125%, 1/15/23	190		191
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	115		120
SBA Telecommunications, Inc. 5.750%, 7/15/20	155		155
Sprint Communications, Inc. 6.000%, 11/15/22	240		222
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	125		128
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	225		239
Windstream Corp.
7.750%, 10/15/20	105		109
144A 7.750%, 10/1/21(4)	160		166

			1,623

Utilities—0.4%
AmeriGas Partners LP 7.000%, 5/20/22	125		131
Calpine Corp. 144A 7.500%, 2/15/21(4)	135		144
Electricite de France SA 144A 5.250%,(3)(4)(6)(9)	240		227
NRG Energy, Inc.
7.875%, 5/15/21	175		188
6.625%, 3/15/23	5		5

			695
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $42,181)			41,948

LOAN AGREEMENTS—4.6%

Consumer Discretionary—1.0%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	40		41
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	73		73
Tranche B-6, 5.429%, 1/28/18	84		76
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	46		47

	PAR VALUE	VALUE
Consumer Discretionary—continued
Clear Channel Communications, Inc.
Tranche B, 3.829%, 1/29/16	$175	$166
Tranche D, 6.929%, 1/30/19	54	50
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	189	192
EB Sports Corp. 11.500%, 12/31/15	115	115
Federal – Mogul Corp.
Tranche B, 2.113%, 12/29/14	109	107
Tranche C, 2.118%, 12/28/15	55	54
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18	189	191
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.750%, 4/24/18	279	281
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	183	186
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	120	120
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	77	79
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	74	76

		1,854

Consumer Staples—0.2%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	23	23
Second Lien, 9.500%, 10/10/17	130	133
Hostess Brands Acquisition LLC Tranche B, 6.750%, 4/9/20	127	130

		286

Energy—0.4%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	22	22
Brand Energy & Infrastructure Services, Inc.
Tranche B-1, First Lien, 6.250%, 10/23/18	92	92
Second Lien, 11.000%, 10/23/19	80	82
Fieldwood Energy LLC 0.000%, 9/30/20(10)	108	108
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	121	120

	PAR VALUE	VALUE
Energy—continued
NGPL Pipeco LLC 6.750%, 9/15/17	$129	$115
Samson Investment Co. Second Lien, 6.000%, 9/25/18	143	143
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	157	158

		840

Financials—0.2%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	87	87
Capital Automotive LP Second Lien, 6.000%, 4/30/20	17	18
iPayment, Inc . 6.750%, 5/8/17	118	115
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	175	174

		394

Health Care—0.4%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	147	145
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	65	65
Second Lien, 11.000%, 1/2/19	52	53
INC Research, LLC 6.000%, 7/12/18	55	56
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	150	146
MMM Holdings, Inc. 9.750%, 12/12/17	62	62
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	45	45
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	114	109
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	51	52

		733

Industrials—0.8%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	17	17
American Airlines, Inc. Tranche B, 4.750%, 6/27/19	173	172
AWAS Finance Luxemborg S.A. Tranche 2012, 3.500%, 7/16/18	192	193

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Ceridian Corp. Tranche 2013, 4.429%, 5/9/17	$229	$229
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	44	45
Commercial Barge Line Co. First Lien 7.500%, 9/22/19	114	111
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	190	192
Husky Injection Molding 4.250%, 7/2/18	105	105
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	114	113
McJunkin Red Man Corp. 6.000%, 11/8/19	142	143
Navistar, Inc. Tranche B, 5.750%, 8/17/17	132	134
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	69	70

		1,524

Information Technology—1.2%
Alcatel-Lucent U.S.A., Inc. 5.750%, 1/30/19	151	152
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	102	104
Avaya, Inc. Tranche B-3, 4.762%, 10/26/17	294	264
Blue Coat Systems, Inc.
4.500%, 5/31/19	184	185
Second Lien 9.500%, 6/28/20	165	166
Deltek, Inc.
First Lien, 5.000%, 10/10/18	159	159
Second Lien, 10.000%, 10/10/19	111	112
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	213	209
Kronos, Inc. Second Lien, 9.750%, 4/30/20	120	125
Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17	131	131
RP Crown Parent LLC First Lien 6.750%, 12/21/18	115	116
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	89	90
Sorenson Communications, Inc. 9.500%, 10/31/14	114	116
Spansion LLC 5.250%, 12/13/18	59	59
SRA International, Inc. 6.500%, 7/20/18	157	155

	PAR VALUE		VALUE
Information Technology—continued
Wall Street Systems Holdings, Inc.
First Lien, 5.750%, 10/25/19	$79		$80
Second Lien, 9.250%, 10/25/20	82		83

			2,306

Materials—0.3%
AZ Chem US, Inc. 5.250%, 12/22/17	92		93
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 2006, 5.250%, 10/18/17	66		66
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500%, 12/21/20	115		116
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	197		186
Tronox Pigments B.V. 4.500%, 3/19/20	37		37

			498

Telecommunication Services—0.1%
Global Tel*link Corp. 9.000%, 11/23/20	69		68
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	83		83
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21	80		79

			230
TOTAL LOAN AGREEMENTS (Identified Cost $8,626)			8,665

	SHARES
PREFERRED STOCK—0.9%

Financials—0.9%
Bank of America Corp. Series U, 5.20%(3)	85	(12)	75
Citigroup Capital XVII Series E 6.350%(3)	5,970		148
Citigroup, Inc. Series D 5.350%(3)	195	(12)	170
Fifth Third Bancorp 5.10%(3)	165	(12)	144
General Electric Capital Corp. Series C, 5.25%(3)	100	(12)	93
General Electric Capital Corp. Series B, 6.25%(3)	100	(12)	101
JPMorgan Chase & Co. Series Q, 5.15%(3)	220	(12)	193

	SHARES		VALUE
Financials—continued
JPMorgan Chase & Co. Series 1 7.90%(3)	139	(12)	$151
PNC Financial Services Group, Inc. (The) Series R, 4.85%(3)	155	(12)	133
U.S. Bancorp Series G 6.00%(3)	6,000		162
Wells Fargo & Co. Series K, 7.98%(3)	165	(12)	181
Zions Bancorp 6.95%	8,300		212
TOTAL PREFERRED STOCK (Identified Cost $1,854)			1,763

COMMON STOCKS—62.6%

Consumer Discretionary—8.2%
Amazon.com, Inc.(2)	6,400		2,001
Bayerische Motoren Werke ADR	20,550		736
Bridgestone Corp. Unsponsored ADR	8,350		612
Coach, Inc.	35,000		1,909
Comcast Corp. Class A	41,000		1,851
Express, Inc.(2)	78,000		1,840
Ford Motor Co.	112,000		1,890
Goodyear Tire & Rubber Co. (The)(2)	87,000		1,953
Lear Corp.	27,000		1,932
Tata Motors Ltd. Sponsored ADR	23,800		634

			15,358

Consumer Staples—2.7%
Koninklijke Ahold NV Sponsored ADR	32,550		563
PepsiCo, Inc.	21,000		1,670
Safeway, Inc.	64,000		2,047
Svenska Cellulosa AB	30,140		761

			5,041

Energy—7.4%
Canadian Natural Resources Ltd.	17,900		563
Chevron Corp.	14,000		1,701
Continental Resources, Inc.(2)	19,000		2,038
Helmerich & Payne, Inc.	27,000		1,861
Schlumberger Ltd.	22,000		1,944
Tesoro Corp.	34,000		1,495
Tullow Oil plc ADR	72,650		605
Valero Energy Corp.	52,000		1,776
WPX Energy, Inc.(2)	99,000		1,907

			13,890

Financials—13.7%
Aflac, Inc.	30,000		1,860
Aviva plc Sponsored ADR	61,700		792
AXA SA Sponsored ADR	31,450		727
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	58,015		649
Barclays plc Sponsored ADR	36,349		619

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—continued
BB&T Corp.	55,000	$1,856
BlackRock, Inc.	6,200	1,678
Blackstone Group LP (The)	85,000	2,116
BNP Paribas ADR	21,250	719
Credit Suisse Group AG Sponsored ADR	21,765	665
Daiwa Securities Group Inc	61,100	555
DBS Group Holdings, Sponsored ADR	12,800	671
Fifth Third Bancorp	103,000	1,858
Goldman Sachs Group, Inc. (The)	12,000	1,898
Intesa Sanpaolo Sponsored ADR	41,700	521
JPMorgan Chase & Co.	33,000	1,706
Lincoln National Corp.	42,000	1,764
Prudential plc ADR	19,700	735
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	59,700	581
T. Rowe Price Group, Inc.	26,000	1,870
U.S. Bancorp	48,000	1,756

		25,596

Health Care—5.5%
Abbott Laboratories	47,000	1,560
Biogen Idec, Inc.(2)	7,800	1,878
Gilead Sciences, Inc.(2)	29,000	1,822
H Lundbeck A/S Sponsored ADR	37,100	803
Smith & Nephew plc Sponsored ADR	9,250	578
UnitedHealth Group, Inc.	26,000	1,862
Zimmer Holdings, Inc.	22,000	1,807

		10,310

Industrials—10.2%
Alaska Air Group, Inc.	29,000	1,816
Caterpillar, Inc.	21,000	1,751
Cummins, Inc.	15,000	1,993
Deere & Co.	21,000	1,709
Dover Corp.	21,000	1,887
Fanuc Corp. ADR	23,050	637
Hutchison Whampoa Ltd. ADR	25,950	618
Itouchu Corp. Unsponsored ADR	25,400	626
Komatsu Ltd. ADR	21,150	530
Nidec Corp.	38,150	807
Parker Hannifin Corp.	18,000	1,957
Schneider Electric SA	32,550	550
Trinity Industries, Inc.	41,000	1,859
Union Pacific Corp.	12,000	1,864
Vallourec SA	42,950	513

		19,117

Information Technology—10.0%
Apple, Inc.	5,800	2,765
Cisco Systems, Inc.	71,000	1,663
Citrix Systems, Inc.(2)	26,000	1,836
EMC Corp.	70,000	1,789
Google, Inc. Class A(2)	2,000	1,752
Jabil Circuit, Inc.	82,000	1,778
MasterCard, Inc. Class A	2,800	1,884
NetApp, Inc.	46,000	1,960
QUALCOMM, Inc.	29,000	1,953

	SHARES	VALUE
Information Technology—continued
SAP AG Sponsored ADR(13)	7,900	$584
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,850	676

		18,640

Materials—2.7%
CF Industries Holdings, Inc.	10,000	2,108
Freeport-McMoRan Copper & Gold, Inc.	60,000	1,985
Nitto Denko Corp. ADR	12,664	411
Shin-Etsu Chemical Co. Ltd. ADR	37,000	566

		5,070

Telecommunication Services—1.9%
Deutsche Telekom AG Sponsored ADR	41,550	607
Nippon Telegraph & Telephone Corp. ADR	20,200	526
SK Telecom Co., Ltd. ADR(13)	25,350	576
Verizon Communications, Inc.	38,000	1,773

		3,482

Utilities—0.3%
Centrica plc	23,100	556
TOTAL COMMON STOCKS (Identified Cost $92,886)		117,060
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified Cost $160,826)		184,386

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,803,899	1,804
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,804)		1,804

RIGHTS—0.0%
Barclays plc expiring 10/10/13(2)(15)	9	48
TOTAL RIGHTS (Identified Cost $0)		48

SECURITIES LENDING COLLATERAL—0.6%
INVESCO Short-Term Investments Trust Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(14)	1,161,550	1,162
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $1,162)		1,162
TOTAL INVESTMENTS—100.1% (Identified Cost $163,792)		187,400	(1)
Other assets and liabilities, net—(0.1)%		(273)

NET ASSETS—100.0%		$187,127

Abbreviations:

ADR	American Depositary Receipt
ADS	American Depositary Share
PIK	Payment-in-Kind Security
SBA	Small Business Administration

Foreign Currencies

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $26,484 or 14.2% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	Illiquid security.
(8)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(9)	No contractual maturity date
(10)	This loan will settle after September 30, at which time the interest rate based on the London Interbank Offered Rate (“LIBOR”), and the agreed upon spread on trade date, will be reflected.
(11)	Principal amount is adjusted according to local inflation Index.
(12)	Value shown as par value.
(13)	All or a portion of security is on loan.
(14)	Represents security purchased with cash collateral received for securities on loan.
(15)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as Level 3

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

security in the disclosure table located after the Schedule of Investments.
(16)	100% of the income received was in cash.
(17)	69.7% of the income received was in cash and 30.3% in PIK.

Country Weightings†
United States	75%
France	2
Japan	2
Luxembourg	2
United Kingdom	2
Brazil	1
Canada	1
Other	15
Total	100%
† % of total investments as of September 30, 2013

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities:
Debt Securities:
Asset-Backed Securities	$2,600	$—	$2,600	$—
Corporate Bonds and Notes	41,948	—	41,948	—
Foreign Government Securities	7,036	—	7,036	—
Loan Agreements	8,665	—	8,665	—
Mortgage-Backed Securities	5,314	—	5,314	—
Equity Securities:
Common Stocks	117,060	117,060	—	—
Preferred Stock	1,763	522	1,241	—
Rights	48	—	—	48
Securities Lending Collateral	1,162	1,162	—	—
Short-Term Investments	1,804	1,804	—	—

Total	$187,400	$120,548	$66,804	$48

A security held by the Fund with an end of period value of $148 was transferred from Level 2 to Level 1 since starting to use an exchange price.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of March 31, 2013:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	48	(c)
Purchases	—
Sales(b)	—
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of September 30, 2013	$48	(c)

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	Includes internally fair valued security. Refer to the last paragraph under “Note 2A. Security Valuation” in the Notes to Financial Statements for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Growth & Income Fund		Mid-Cap Core Fund		Mid-Cap Growth Fund	Mid-Cap Value Fund	Quality Large-Cap Value Fund

Assets
Investment in securities at value(1)(2)	$140,936		$3,950		$88,077	$417,347	$64,038
Cash	—		—		—	—	—
Deposits with broker for futures contracts	60		—		—	—	—
Receivables
Investment securities sold	—		—		—	—	—
Fund shares sold	55		14		14	192	16
Receivable from adviser	—		4		—	—	—
Dividends and interest receivable	146		—	(3)	77	586	91
Tax reclaims	5		—		—	—	8
Prepaid trustee retainer	1		—	(3)	— (3)	3	—	(3)
Prepaid expenses	35		27		30	40	33

Total assets	141,238		3,995		88,198	418,168	64,186

Liabilities
Payables
Fund shares repurchased	87		—	(3)	43	1,072	40
Investment securities purchased	—		—		—	844	—
Collateral on securities loaned	3,736		—		—	2,030	—
Variation margin for futures contracts	1		—		—	—	—
Investment advisory fee	75		—		59	256	33
Distribution and service fees	42		1		21	95	13
Administration fee	14		—	(3)	9	44	7
Transfer agent fees and expenses	54		1		41	156	27
Trustees’ fee and expenses	—	(3)	—		—	—	—	(3)
Professional fee	23		18		18	18	19
Other accrued expenses	2		—	(3)	8	29	6

Total liabilities	4,034		20		199	4,544	145

Net Assets	$137,204		$3,975		$87,999	$413,624	$64,041

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$110,275		$3,080		$76,215	$378,471	$73,800
Accumulated undistributed net investment income (loss)	93		(7)		(543)	535	167
Accumulated undistributed net realized gain (loss)	18,730		32		(2,098)	(91,275)	(27,305)
Net unrealized appreciation (depreciation) on investments	8,106		870		14,425	125,893	17,379

Net Assets	$137,204		$3,975		$87,999	$413,624	$64,041

Class A
Net asset value (net assets/shares outstanding) per share	$20.96		$18.38		$20.24	$32.24	$12.76
Maximum offering price per share NAV/(1–5.75%)	$22.24		$19.50		$21.47	$34.21	$13.54
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,742,063		129,735		3,942,354	7,139,021	3,717,558
Net Assets	$99,398		$2,384		$79,803	$230,165	$47,447
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$17.18	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		49,709	—	—
Net Assets	$—		$—		$854	$—	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$19.83		$17.91		$17.18	$30.99	$12.55
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,315,060		18,398		298,707	1,789,141	295,527
Net Assets	$26,073		$329		$5,132	$55,442	$3,710
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$20.93		$18.44		$20.56	$32.24	$12.77
Shares of beneficial interest outstanding, no par value, unlimited authorization	560,606		68,437		107,472	3,970,581	1,009,173
Net Assets	$11,733		$1,262		$2,210	$128,017	$12,884
(1) Investment in securities at cost	$132,813		$3,080		$73,652	$291,454	$46,659
(2) Market value of securities on loan	$3,647		$—		$—	$1,990	$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Quality Small-Cap Fund	Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Assets
Investment in securities at value(1)(2)	$254,901	$437,471	$109,275	$409,323	$187,400
Cash	—	—	—	18	66
Deposits with broker for securities sold short	—	—	—	—	—	(3)
Receivables
Investment securities sold	—	—	1,300	—	920
Fund shares sold	2,806	2,545	293	5	31
Receivable from adviser	—	—	—	—	—
Dividends and interest receivable	111	79	30	226	1,086
Tax reclaims	—	—	—	— (3)	4
Prepaid trustee retainer	2	3	1	2	1
Prepaid expenses	35	51	33	43	42

Total assets	257,855	440,149	110,932	409,617	189,550

Liabilities
Payables
Fund shares repurchased	376	625	251	202	182
Investment securities purchased	413	12	835	—	816
Collateral on securities loaned	—	—	—	—	1,162
Investment advisory fee	143	264	76	232	108
Distribution and service fees	47	62	25	87	41
Administration fee	26	45	11	42	19
Transfer agent fees and expenses	68	119	47	216	54
Trustees’ fee and expenses	—	—	—	—	—
Professional fee	21	18	23	20	21
Other accrued expenses	17	28	7	34	20

Total liabilities	1,111	1,173	1,275	833	2,423

Net Assets	$256,744	$438,976	$109,657	$408,784	$187,127

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$184,538	$359,032	$75,349	$319,286	$154,655
Accumulated undistributed net investment income (loss)	95	(439)	(660)	(234)	71
Accumulated undistributed net realized gain (loss)	(20,316)	(10,848)	4,583	(21,956)	8,793
Net unrealized appreciation (depreciation) on investments	92,427	91,231	30,385	111,688	23,608

Net Assets	$256,744	$438,976	$109,657	$408,784	$187,127

Class A
Net asset value (net assets/shares outstanding) per share	$15.65	$23.35	$16.69	$11.60	$9.67
Maximum offering price per share NAV/(1–5.75%)	$16.60	$24.77	$17.71	$12.31	$10.26
Shares of beneficial interest outstanding, no par value, unlimited authorization	8,339,753	7,372,614	5,032,193	33,900,729	18,928,795
Net Assets	$130,485	$172,114	$84,000	$393,288	$183,111
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—	$—	$—	$9.91	$9.79
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—	305,498	65,469
Net Assets	$—	$—	$—	$3,028	$640
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$15.62	$21.30	$15.84	$9.91	$9.87
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,641,499	1,595,772	644,817	634,604	341,999
Net Assets	$25,637	$33,992	$10,211	$6,290	$3,376
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$15.66	$24.05	$16.77	$11.79	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	6,427,398	9,682,551	920,847	523,844	—
Net Assets	$100,622	$232,870	$15,446	$6,178	$—
(1) Investment in securities at cost	$162,474	$346,240	$78,890	$297,635	$163,792
(2) Market value of securities on loan	$—	$—	$—	$—	$1,137
(3) Amount is less then $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2013

(Reported in thousands)

	Growth & Income Fund	Mid-Cap Core Fund		Mid-Cap Growth Fund	Mid-Cap Value Fund	Quality Large-Cap Value Fund

Investment Income
Dividends	$1,280	$18		$303	$3,931	$768
Interest	—	—		—	—	—	(1)
Security lending	2	—		—	1	—
Foreign taxes withheld	(7)	—	(1)	(1)	(60)	—	(1)

Total investment income	1,275	18		302	3,872	768

Expenses
Investment advisory fees	519	14		349	1,507	267
Service fees, Class A	127	2		99	300	60
Distribution and service fees, Class B	—	—		5	—	—
Distribution and service fees, Class C	127	1		25	270	18
Administration fees	87	2		55	254	45
Transfer agent fee and expenses	128	3		77	450	68
Registration fees	26	15		22	31	20
Printing fees and expenses	13	1		8	24	6
Custodian fees	1	1		1	9	1
Professional fees	12	16		15	15	14
Trustees’ fee and expenses	3	—	(1)	2	8	2
Miscellaneous expenses	5	1		4	12	5

Total expenses	1,048	56		662	2,880	506
Less expenses reimbursed, waived and/or recaptured by investment adviser	(105)	(32)		(10)	—	(37)

Net expenses	943	24		652	2,880	469

Net investment income (loss)	332	(6)		(350)	992	299

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	33,060	32		3,073	6,909	4,714
Net realized gain (loss) on foreign currency transactions	—	—		—	—	—	(1)
Net realized gain (loss) on futures	18	—		—	—	—
Net realized gain (loss) on written options	(55)	—		—	—	—
Net change in unrealized appreciation (depreciation) on investments	(23,682)	180		2,652	22,584	299
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—		—	—	—
Net change in unrealized appreciation (depreciation) on futures	(18)	—		—	—	—
Net change in unrealized appreciation (depreciation) on written options	51	—		—	—	—

Net gain (loss) on investments	9,374	212		5,725	29,493	5,013

Net increase (decrease) in net assets resulting from operations	$9,706	$206		$5,375	$30,485	$5,312

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED SEPTEMBER 30, 2013

(Reported in thousands)

	Quality Small-Cap Fund	Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Investment Income
Dividends	$1,741	$2,155	$254	$2,398	$1,218
Interest	—	—	—	—	2,271
Security lending	—	—	—	—	— (1)
Foreign taxes withheld	—	—	(2)	(4)	(28)

Total investment income	1,741	2,155	252	2,394	3,461

Expenses
Investment advisory fees	840	1,440	432	1,371	659
Service fees, Class A	153	198	95	471	230
Distribution and service fees, Class B	—	—	—	15	3
Distribution and service fees, Class C	121	155	42	30	16
Administration fees	152	243	61	247	128
Transfer agent fee and expenses	243	455	101	384	123
Registration fees	26	28	23	26	25
Printing fees and expenses	21	25	8	34	15
Custodian fees	2	2	1	2	18
Professional fees	15	12	13	15	20
Trustees’ fee and expenses	5	6	2	8	4
Miscellaneous expenses	7	9	4	13	9

Total expenses	1,585	2,573	782	2,616	1,250
Less expenses reimbursed and/or waived by investment adviser	2	—	(45)	—	—

Total expenses	1,587	2,573	737	2,616	1,250

Net investment income (loss)	154	(418)	(485)	(222)	2,211

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	6,921	(98)	6,109	18,897	9,442
Net realized gain (loss) on foreign currency transactions	—	—	—	—	(22)
Net realized gain (loss) on futures	—	—	—	—	—
Net realized gain (loss) on written options	—	—	—	—	(39)
Net change in unrealized appreciation (depreciation) on investments	22,407	36,191	6,807	23,650	(3,620)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	—	—	1
Net change in unrealized appreciation (depreciation) on futures	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—	—	—	38

Net gain (loss) on investments	29,328	36,093	12,916	42,547	5,800

Net increase (decrease) in net assets resulting from operations	$29,482	$35,675	$12,431	$42,325	$8,011

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Growth & Income Fund			Mid-Cap Core Fund
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013		Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$332	$462		$(6)	$38
Net realized gain (loss)	33,023	16,464		32	46
Net change in unrealized appreciation (depreciation)	(23,649)	(5,197)		180	292

Increase (decrease) in net assets resulting from operations	9,706	11,729		206	376

From Distributions to Shareholders
Net investment income, Class A	(455)	(175)		—	(19)
Net investment income, Class B	—	—		—	—
Net investment income, Class C	(20)	—		—	(2)
Net investment income, Class I	(62)	(41)		—	(20)
Net realized short-term gains, Class A	—	—		(1)	(5)
Net realized short-term gains, Class C	—	—		— (1)	(1)
Net realized short-term gains, Class I	—	—		— (1)	(6)
Net realized long-term gains, Class A	—	—		(18)	(5)
Net realized long-term gains, Class B	—	—		—	—
Net realized long-term gains, Class C	—	—		(3)	(1)
Net realized long-term gains, Class I	—	—		(11)	(6)

Decrease in net assets from distributions to shareholders	(537)	(216)		(33)	(65)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(8,132)	12,594		600	590
Change in net assets from share transactions, Class B	—	(2,867	)(3)	—	—
Change in net assets from share transactions, Class C	(511)	(3,042)		89	(6)
Change in net assets from share transactions, Class I	(669)	4,223		(120)	(89)

Increase (decrease) in net assets from share transactions	(9,312)	10,908		569	495

Net increase (decrease) in net assets	(143)	22,421		742	806

Net Assets
Beginning of period	137,347	114,926		3,233	2,427

End of period	$137,204	$137,347		$3,975	$3,233

Accumulated undistributed net investment income (loss) at end of period	$93	$298		$(7)	$(2)

(1) Amount is less than $500.

(2) Includes realized gain of $5,548 as a result of a redemption-in-kind. (See Note 13)

(3) Includes conversion of Class B shares to Class A shares.

See Notes to Financial Statements

Mid-Cap Growth Fund		Mid-Cap Value Fund		Quality Large-Cap Value Fund		Quality Small-Cap Fund
Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

$(350)	$(441)	$992	$1,250	$299	$762	$154	$2,911
3,073	(320)	6,909	26,780	4,714	5,242	6,921	17,237 (2)
2,652	7,983	22,584	22,756	299	3,180	22,407	(12,840)

5,375	7,222	30,485	50,786	5,312	9,184	29,482	7,308

—	—	(629)	(597)	(358)	(433)	(422)	(2,115)
—	—	—	—	—	—	—	—
—	—	—	—	(14)	(14)	—	(274)
—	—	(400)	(478)	(197)	(131)	(438)	(2,449)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	(1,029)	(1,075)	(569)	(578)	(860)	(4,838)

(4,657)	(5,984)	(27,672)	—	(3,855)	2,231	(2,528)	(8,188)
(339)	(436)	—	—	—	(1)	—	—
(10)	(359)	(2,693)	—	33	(77)	(1,038)	(155)
145	(58)	11,311	—	(18,885)	25,726	(1,983)	(104,485)

(4,861)	(6,837)	(19,054)	(32,389)	(22,707)	27,879	(5,549)	(112,828)

514	385	10,402	17,322	(17,964)	36,485	23,073	(110,358)

87,485	87,100	403,222	385,900	82,005	45,520	233,671	344,029

$87,999	$87,485	$413,624	$403,222	$64,041	$82,005	$256,744	$233,671

$(543)	$(193)	$535	$572	$167	$437	$95	$801

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Small-Cap Core Fund		Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(418)	$1,298	$(485)	$(230)
Net realized gain (loss)	(98)	20,687 (1)	6,109	8,459
Net change in unrealized appreciation (depreciation)	36,191	3,926	6,807	2,558

Increase (decrease) in net assets resulting from operations	35,675	25,911	12,431	10,787

From Distributions to Shareholders
Net investment income, Class A	(207)	(879)	—	—
Net investment income, Class B	—	—	—	—
Net investment income, Class C	(2)	(32)	—	—
Net investment income, Class I	(348)	(1,618)	—	—
Net realized short-term gains, Class A	—	—	—	—
Net realized short-term gains, Class C	—	—	—	—
Net realized short-term gains, Class I	—	—	—	—
Net realized long-term gains, Class A	(43)	(1,510)	(1,220)	—
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	(9)	(304)	(136)	—
Net realized long-term gains, Class I	(52)	(2,462)	(175)	—

Decrease in net assets from distributions to shareholders	(661)	(6,805)	(1,531)	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	14,585	56,021	5,262	(16,042)
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	3,608	10,327	1,736	(859)
Change in net assets from share transactions, Class I	50,352	15,018	4,070	(769)

Increase (decrease) in net assets from share transactions	68,545	81,366	11,068	(17,670)

Net increase (decrease) in net assets	103,559	100,472	21,968	(6,883)

Net Assets
Beginning of period	335,417	234,945	87,689	94,572

End of period	$438,976	$335,417	$109,657	$87,689

Accumulated undistributed net investment income (loss) at end of period	$(439)	$536	$(660)	$(175)

(1) Includes realized gain of $17,893 as a result of a redemption-in-kind. (See Note 13)

See Notes to Financial Statements

Strategic Growth Fund		Tactical Allocation Fund
Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

$(222)	$1,142	$2,211	$4,213
18,897	15,033	9,381	16,277
23,650	(2,710)	(3,581)	(6,126)

42,325	13,465	8,011	14,364

(1,077)	—	(2,238)	(4,280)
—	—	(5)	(14)
—	—	(27)	(41)
(31)	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	(8,973)	(2,056)
—	—	(33)	(10)
—	—	(151)	(29)
—	—	—	—

(1,108)	—	(11,427)	(6,430)

(19,446)	(49,470)	(199)	(11,044)
(523)	(1,451)	(148)	(399)
(328)	(873)	405	522
(84)	665	—	—

(20,381)	(51,129)	58	(10,921)

20,836	(37,664)	(3,358)	(2,987)

387,948	425,612	190,485	193,472

$408,784	$387,948	$187,127	$190,485

$(234)	$1,096	$71	$130

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth & Income
Fund
Class A
4/1/13 to 9/30/13(17)	$19.51	0.06	1.47	1.53	(0.08)	—	(0.08)	1.45	$20.96	7.90	%(4)	$99,398	1.25	%(3)	1.40	%(3)	0.59	%(3)	191	%(4)
4/1/12 to 3/31/13	17.93	0.09	1.53	1.62	(0.04)	—	(0.04)	1.58	19.51	9.12		100,976	1.25		1.44		0.52		65
4/1/11 to 3/31/12	17.22	0.07	0.70	0.77	(0.06)	—	(0.06)	0.71	17.93	4.48		79,934	1.25		1.48		0.40		51
4/1/10 to 3/31/11	14.87	0.09	2.37	2.46	(0.11)	—	(0.11)	2.35	17.22	16.69		88,027	1.25		1.53		0.63		44
4/1/09 to 3/31/10	10.15	0.12	4.78	4.90	(0.18)	—	(0.18)	4.72	14.87	48.67		96,335	1.13	(9)	1.34		0.93		34
4/1/08 to 3/31/09	16.47	0.17	(6.33)	(6.16)	(0.16)	—	(0.16)	(6.32)	10.15	(37.65)		87,198	1.42		1.60		1.19		112

Class C
4/1/13 to 9/30/13(17)	$18.46	(0.01)	1.40	1.39	(0.02)	—	(0.02)	1.37	$19.83	7.51	%(4)	$26,073	2.00	%(3)	2.15	%(3)	(0.15	)%(3)	191	%(4)
4/1/12 to 3/31/13	17.05	(0.04)	1.45	1.41	—	—	—	1.41	18.46	8.27		24,782	2.00		2.19		(0.23)		65
4/1/11 to 3/31/12	16.44	(0.05)	0.66	0.61	—	—	—	0.61	17.05	3.71		25,978	2.00		2.23		(0.35)		51
4/1/10 to 3/31/11	14.23	(0.02)	2.26	2.24	(0.03)	—	(0.03)	2.21	16.44	15.84		28,944	2.00		2.28		(0.12)		44
4/1/09 to 3/31/10	9.72	0.02	4.58	4.60	(0.09)	—	(0.09)	4.51	14.23	47.60		29,762	1.89	(9)	2.11		0.16		34
4/1/08 to 3/31/09	15.72	0.06	(6.06)	(6.00)	— (5)	—	—	(6.00)	9.72	(38.15)		23,470	2.17		2.35		0.43		112

Class I
4/1/13 to 9/30/13(17)	$19.48	0.09	1.47	1.56	(0.11)	—	(0.11)	1.45	$20.93	8.04	%(4)	$11,733	1.00	%(3)	1.15	%(3)	0.85	%(3)	191	%(4)
4/1/12 to 3/31/13	17.91	0.14	1.51	1.65	(0.08)	—	(0.08)	1.57	19.48	9.28		11,589	1.00		1.17		0.78		65
4/1/11 to 3/31/12	17.21	0.11	0.69	0.80	(0.10)	—	(0.10)	0.70	17.91	4.75		6,167	1.00		1.23		0.66		51
4/1/10 to 3/31/11	14.85	0.13	2.37	2.50	(0.14)	—	(0.14)	2.36	17.21	17.09		5,719	1.00		1.28		0.90		44
4/1/09 to 3/31/10	10.14	0.15	4.77	4.92	(0.21)	—	(0.21)	4.71	14.85	49.00		9,270	0.91	(9)	1.13		1.16		34
4/1/08 to 3/31/09	16.49	0.20	(6.33)	(6.13)	(0.22)	—	(0.22)	(6.35)	10.14	(37.51)		10,063	1.17		1.35		1.40		112
Mid-Cap Core Fund
Class A
4/1/13 to 9/30/13(17)	$17.49	(0.03)	1.10	1.07	—	(0.18)	(0.18)	0.89	$18.38	6.16	%(4)	$2,384	1.35	%(3)	3.18	%(3)	(0.34	)%(3)	8	%(4)
4/1/12 to 3/31/13	15.80	0.19	1.86	2.05	(0.25)	(0.11)	(0.36)	1.69	17.49	13.21		1,691	1.35		3.92		1.20		62
4/1/11 to 3/31/12	14.71	0.01	1.11	1.12	—	(0.03)	(0.03)	1.09	15.80	7.65		945	1.35		4.61		0.07		27
4/1/10 to 3/31/11	12.57	— (5)	2.37	2.37	(0.04)	(0.19)	(0.23)	2.14	14.71	19.12		669	1.35		10.37		(0.01)		13
6/22/09(7) to 3/31/10	10.00	0.05	2.62	2.67	—	(0.10)	(0.10)	2.57	12.57	26.79	(4)	345	1.35	(3)	20.83	(3)	0.53	(3)	16	(4)

Class C
4/1/13 to 9/30/13(17)	$17.12	(0.10)	1.07	0.97	—	(0.18)	(0.18)	0.79	$17.91	5.71	%(4)	$329	2.10	%(3)	3.93	%(3)	(1.10	)%(3)	8	%(4)
4/1/12 to 3/31/13	15.50	0.06	1.83	1.89	(0.16)	(0.11)	(0.27)	1.62	17.12	12.42		226	2.10		4.70		0.36		62
4/1/11 to 3/31/12	14.54	(0.09)	1.08	0.99	—	(0.03)	(0.03)	0.96	15.50	6.78		211	2.10		5.41		(0.65)		27
4/1/10 to 3/31/11	12.49	(0.10)	2.34	2.24	—	(0.19)	(0.19)	2.05	14.54	18.18		189	2.10		11.15		(0.76)		13
6/22/09(7) to 3/31/10	10.00	(0.02)	2.61	2.59	—	(0.10)	(0.10)	2.49	12.49	25.99	(4)	126	2.10	(3)	23.95	(3)	(0.25	)(3)	16	(4)

Class I
4/1/13 to 9/30/13(17)	$17.52	(0.01)	1.11	1.10	—	(0.18)	(0.18)	0.92	$18.44	6.32	%(4)	$1,262	1.10	%(3)	2.94	%(3)	(0.11	)%(3)	8	%(4)
4/1/12 to 3/31/13	15.84	0.25	1.84	2.09	(0.30)	(0.11)	(0.41)	1.68	17.52	13.50		1,316	1.10		3.65		1.56		62
4/1/11 to 3/31/12	14.72	0.05	1.10	1.15	—	(0.03)	(0.03)	1.12	15.84	7.85		1,271	1.10		4.41		0.37		27
4/1/10 to 3/31/11	12.59	0.04	2.35	2.39	(0.07)	(0.19)	(0.26)	2.13	14.72	19.33		588	1.10		9.89		0.28		13
6/22/09(7) to 3/31/10	10.00	0.07	2.62	2.69	—	(0.10)	(0.10)	2.59	12.59	26.99	(4)	160	1.10	(3)	22.33	(3)	0.77	(3)	16	(4)

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid-Cap Growth
Fund
Class A
4/1/13 to 9/30/13(17)	$19.02	(0.07)	1.29	1.22	—	—	—	1.22	$20.24	6.41	%(4)	$79,803	1.45	%(3)	1.47	%(3)	(0.76	)%(3)	20	%(4)
4/1/12 to 3/31/13	17.44	(0.08)	1.66	1.58	—	—	—	1.58	19.02	9.06		79,561	1.45		1.51		(0.49)		35
4/1/11 to 3/31/12	17.67	(0.10)	(0.13)	(0.23)	—	—	—	(0.23)	17.44	(1.30)		78,925	1.49	(10)	1.56		(0.64)		163
4/1/10 to 3/31/11	14.03	(0.13)	3.77	3.64	—	—	—	3.64	17.67	25.94		88,784	1.45		1.57		(0.85)		81
4/1/09 to 3/31/10	8.83	(0.06)	5.26	5.20	—	—	—	5.20	14.03	58.89		79,547	1.45		1.59		(0.51)		104
4/1/08 to 3/31/09	14.78	(0.05)	(5.90)	(5.95)	—	—	—	(5.95)	8.83	(40.26)		54,233	1.45		1.60		(0.38)		93

Class B
4/1/13 to 9/30/13(17)	$16.20	(0.16)	1.14	0.98	—	—	—	0.98	$17.18	6.05	%(4)	$854	2.20	%(3)	2.22	%(3)	(1.90	)%(3)	20	%(4)
4/1/12 to 3/31/13	14.97	(0.18)	1.41	1.23	—	—	—	1.23	16.20	8.22		1,142	2.20		2.26		(1.26)		35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		1,495	2.24	(10)	2.31		(1.40)		163
4/1/10 to 3/31/11	12.22	(0.19)	3.25	3.06	—	—	—	3.06	15.28	25.04		2,185	2.20		2.32		(1.48)		81
4/1/09 to 3/31/10	7.75	(0.13)	4.60	4.47	—	—	—	4.47	12.22	57.68		3,291	2.20		2.34		(1.24)		104
4/1/08 to 3/31/09	13.09	(0.13)	(5.21)	(5.34)	—	—	—	(5.34)	7.75	(40.79)		3,795	2.20		2.34		(1.17)		93

Class C
4/1/13 to 9/30/13(17)	$16.21	(0.12)	1.09	0.97	—	—	—	0.97	$17.18	5.98	%(4)	$5,132	2.20	%(3)	2.22	%(3)	(1.48	)%(3)	20	%(4)
4/1/12 to 3/31/13	14.97	(0.18)	1.42	1.24	—	—	—	1.24	16.21	8.28		4,850	2.20		2.26		(1.24)		35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		4,849	2.24	(10)	2.31		(1.40)		163
4/1/10 to 3/31/11	12.22	(0.21)	3.27	3.06	—	—	—	3.06	15.28	25.04		5,389	2.20		2.32		(1.63)		81
4/1/09 to 3/31/10	7.75	(0.14)	4.61	4.47	—	—	—	4.47	12.22	57.68		4,775	2.20		2.34		(1.29)		104
4/1/08 to 3/31/09	13.07	(0.13)	(5.19)	(5.32)	—	—	—	(5.32)	7.75	(40.70)		2,509	2.20		2.35		(1.16)		93

Class I
4/1/13 to 9/30/13(17)	$19.30	(0.04)	1.30	1.26	—	—	—	1.26	$20.56	6.53	%(4)	$2,210	1.20	%(3)	1.22	%(3)	(0.40	)%(3)	20	%(4)
4/1/12 to 3/31/13	17.65	(0.04)	1.69	1.65	—	—	—	1.65	19.30	9.35		1,932	1.20		1.26		(0.24)		35
4/1/11 to 3/31/12	17.83	(0.06)	(0.12)	(0.18)	—	—	—	(0.18)	17.65	(1.01)		1,831	1.24	(10)	1.31		(0.37)		163
4/1/10 to 3/31/11	14.12	(0.09)	3.80	3.71	—	—	—	3.71	17.83	26.27		1,519	1.20		1.32		(0.61)		81
4/1/09 to 3/31/10	8.87	(0.03)	5.28	5.25	—	—	—	5.25	14.12	59.19		1,332	1.20		1.34		(0.28)		104
4/1/08 to 3/31/09	14.80	(0.02)	(5.91)	(5.93)	—	—	—	(5.93)	8.87	(40.07)		765	1.20		1.35		(0.13)		93
Mid-Cap Value
Fund
Class A
4/1/13 to 9/30/13(17)	$29.97	0.08	2.27	2.35	(0.08)	—	(0.08)	2.27	$32.24	7.87	%(4)	$230,165	1.40	%(3)(16)	1.40	%(3)	0.52	%(3)	10	%(4)
4/1/12 to 3/31/13	26.21	0.10	3.72	3.82	(0.06)	—	(0.06)	3.76	29.97	14.64		240,250	1.41	(16)	1.41		0.38		19
4/1/11 to 3/31/12	24.69	0.06	1.49	1.55	(0.03)	—	(0.03)	1.52	26.21	6.27		260,849	1.46	(6)	—	(18)	0.27		22
4/1/10 to 3/31/11	20.47	0.06	4.29	4.35	(0.13)	—	(0.13)	4.22	24.69	21.42		280,485	1.48		1.49		0.29		11
4/1/09 to 3/31/10	12.44	0.12	8.04	8.16	(0.13)	—	(0.13)	8.03	20.47	66.04		309,899	1.47		1.47		0.71		15
4/1/08 to 3/31/09	22.27	0.15	(9.39)	(9.24)	(0.06)	(0.53)	(0.59)	(9.83)	12.44	(42.59)		226,815	1.45		1.45		0.83		11

Class C
4/1/13 to 9/30/13(17)	$28.84	(0.03)	2.18	2.15	—	—	—	2.15	$30.99	7.45	%(4)	$55,442	2.15	%(3)(16)	2.15	%(3)	(0.22	)%(3)	10	%(4)
4/1/12 to 3/31/13	25.34	(0.09)	3.59	3.50	—	—	—	3.50	28.84	13.81		54,236	2.16	(16)	2.16		(0.37)		19
4/1/11 to 3/31/12	24.02	(0.11)	1.43	1.32	—	—	—	1.32	25.34	5.50		56,287	2.21	(6)	—	(18)	(0.49)		22
4/1/10 to 3/31/11	19.93	(0.09)	4.18	4.09	—	—	—	4.09	24.02	20.52		62,174	2.23		2.24		(0.46)		11
4/1/09 to 3/31/10	12.17	(0.01)	7.85	7.84	(0.08)	—	(0.08)	7.76	19.93	64.71		67,799	2.22		2.22		(0.03)		15
4/1/08 to 3/31/09	21.87	0.01	(9.18)	(9.17)	—	(0.53)	(0.53)	(9.70)	12.17	(43.01)		57,366	2.19		2.19		0.08		11

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid-Cap Value
Fund (Continued)
Class I
4/1/13 to 9/30/13(17)	$29.97	0.12	2.27	2.39	(0.12)	—		(0.12)	2.27	$32.24	8.01	%(4)	$128,017	1.15	%(3)(16)	1.15	%(3)	0.80	%(3)	10	%(4)
4/1/12 to 3/31/13	26.25	0.17	3.71	3.88	(0.16)	—		(0.16)	3.72	29.97	14.89		108,736	1.16	(16)	1.16		0.63		19
4/1/11 to 3/31/12	24.72	0.12	1.50	1.62	(0.09)	—		(0.09)	1.53	26.25	6.56		68,764	1.21	(6)	—	(18)	0.50		22
4/1/10 to 3/31/11	20.49	0.11	4.30	4.41	(0.18)	—		(0.18)	4.23	24.72	21.74		54,919	1.23		1.24		0.53		11
4/1/09 to 3/31/10	12.44	0.15	8.05	8.20	(0.15)	—		(0.15)	8.05	20.49	66.39		36,070	1.23		1.23		0.87		15
4/1/08 to 3/31/09	22.27	0.20	(9.39)	(9.19)	(0.11)	(0.53)		(0.64)	(9.83)	12.44	(42.42)		11,854	1.24		1.24		1.21		11
Quality Large-Cap
Value Fund
Class A
4/1/13 to 9/30/13(17)	$11.96	0.05	0.85	0.90	(0.10)	—		(0.10)	0.80	$12.76	7.53	%(4)	$47,447	1.35	%(3)	1.46	%(3)	0.83	%(3)	12	%(4)
4/1/12 to 3/31/13	10.76	0.13	1.18	1.31	(0.11)	—		(0.11)	1.20	11.96	12.36		48,193	1.35		1.47		1.19		32
4/1/11 to 3/31/12	10.36	0.12	0.37	0.49	(0.09)	—		(0.09)	0.40	10.76	4.84		40,936	1.35		1.53		1.19		17
4/1/10 to 3/31/11	9.18	0.09	1.21	1.30	(0.12)	—		(0.12)	1.18	10.36	14.40		44,331	1.35		1.58		0.96		29
4/1/09 to 3/31/10	6.32	0.10	2.87	2.97	(0.11)	—		(0.11)	2.86	9.18	47.40		43,612	1.35		1.52		1.22		165
4/1/08 to 3/31/09	10.51	0.10	(4.24)	(4.14)	(0.05)	—		(0.05)	(4.19)	6.32	(39.44)		44,283	1.35		1.46		1.16		140

Class C
4/1/13 to 9/30/13(17)	$11.77	0.01	0.82	0.83	(0.05)	—		(0.05)	0.78	$12.55	7.09	%(4)	$3,710	2.10	%(3)	2.21	%(3)	0.09	%(3)	12	%(4)
4/1/12 to 3/31/13	10.60	0.04	1.18	1.22	(0.05)	—		(0.05)	1.17	11.77	11.57		3,452	2.10		2.23		0.42		32
4/1/11 to 3/31/12	10.21	0.04	0.37	0.41	(0.02)	—		(0.02)	0.39	10.60	4.06		3,186	2.10		2.28		0.43		17
4/1/10 to 3/31/11	9.05	0.02	1.20	1.22	(0.06)	—		(0.06)	1.16	10.21	13.56		3,819	2.10		2.33		0.20		29
4/1/09 to 3/31/10	6.24	0.04	2.82	2.86	(0.05)	—		(0.05)	2.81	9.05	46.15		3,925	2.10		2.28		0.48		165
4/1/08 to 3/31/09	10.40	0.03	(4.18)	(4.15)	(0.01)	—		(0.01)	(4.16)	6.24	(39.93)		2,997	2.10		2.20		0.33		140

Class I
4/1/13 to 9/30/13(17)	$11.97	0.06	0.85	0.91	(0.11)	—		(0.11)	0.80	$12.77	7.67	%(4)	$12,884	1.10	%(3)	1.19	%(3)	0.98	%(3)	12	%(4)
4/1/12 to 3/31/13	10.76	0.20	1.15	1.35	(0.14)	—		(0.14)	1.21	11.97	12.73		30,360	1.10		1.12		1.73		32
4/1/11 to 3/31/12	10.36	0.15	0.37	0.52	(0.12)	—		(0.12)	0.40	10.76	5.11		1,398	1.10		1.28		1.46		17
4/1/10 to 3/31/11	9.18	0.12	1.20	1.32	(0.14)	—		(0.14)	1.18	10.36	14.67		522	1.10		1.33		1.27		29
4/1/09 to 3/31/10	6.32	0.14	2.85	2.99	(0.13)	—		(0.13)	2.86	9.18	47.74		343	1.10		1.29		1.67		165
6/6/08(7) to 3/31/09	11.04	0.11	(4.76)	(4.65)	(0.07)	—		(0.07)	(4.72)	6.32	(42.22	)(4)	58	1.10	(3)	1.25	(3)	1.68	(3)	140	(4)
Quality Small-Cap
Fund
Class A
4/1/13 to 9/30/13(17)	$13.91	0.01	1.78	1.79	(0.05)	—		(0.05)	1.74	$15.65	12.92	%(4)	$130,485	1.34	%(3)(6)	—	%(3)(14)	0.10	%(3)	8	%(4)
4/1/12 to 3/31/13	13.22	0.16	0.78	0.94	(0.25)	—		(0.25)	0.69	13.91	7.37		118,376	1.42	(6)	—	(15)	1.29		16	(13)
4/1/11 to 3/31/12	12.38	0.18	0.77	0.95	(0.11)	—		(0.11)	0.84	13.22	7.73		120,962	1.42	(6)	—	(14)	1.45		19
4/1/10 to 3/31/11	9.98	0.16	2.38	2.54	(0.14)	—		(0.14)	2.40	12.38	25.72		105,975	1.48	(8)(10)	1.50		1.50		28
4/1/09 to 3/31/10	6.29	0.12	3.68	3.80	(0.11)	—		(0.11)	3.69	9.98	60.78		37,605	1.55		1.74		1.37		14
4/1/08 to 3/31/09	9.66	0.14	(3.37)	(3.23)	(0.14)	—	(5)	(0.14)	(3.37)	6.29	(33.77)		23,355	1.45		1.84		1.81		15

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Quality Small-Cap
Fund (Continued)
Class C
4/1/13 to 9/30/13(17)	$13.89	(0.05)	1.78	1.73	—	—	—	1.73	$15.62	12.46	%(4)	$25,637	2.09	%(3)(6)	—	%(3)(14)	(0.67	)%(3)	8	%(4)
4/1/12 to 3/31/13	13.20	0.07	0.77	0.84	(0.15)	—	(0.15)	0.69	13.89	6.57		23,793	2.17	(6)	—	(15)	0.56		16	(13)
4/1/11 to 3/31/12	12.36	0.08	0.78	0.86	(0.02)	—	(0.02)	0.84	13.20	6.96		22,765	2.17	(6)	—	(14)	0.66		19
4/1/10 to 3/31/11	9.97	0.09	2.37	2.46	(0.07)	—	(0.07)	2.39	12.36	24.75		22,174	2.21	(8)(10)	2.22		0.83		28
4/1/09 to 3/31/10	6.28	0.05	3.69	3.74	(0.05)	—	(0.05)	3.69	9.97	59.74		3,407	2.30		2.48		0.64		14
4/1/08 to 3/31/09	9.65	0.07	(3.37)	(3.30)	(0.07)	— (5)	(0.07)	(3.37)	6.28	(34.30)		1,436	2.19		2.55		0.89		15

Class I
4/1/13 to 9/30/13(17)	$13.92	0.03	1.78	1.73	(0.07)	—	(0.07)	1.74	$15.66	13.05	%(4)	$100,622	1.09	%(3)(6)	—	%(3)(14)	0.37	%(3)	8	%(4)
4/1/12 to 3/31/13	13.23	0.15	0.82	0.97	(0.28)	—	(0.28)	0.69	13.92	7.64		91,502	1.17	(6)	—	(15)	1.19		16	(13)
4/1/11 to 3/31/12	12.38	0.22	0.77	0.99	(0.14)	—	(0.14)	0.85	13.23	8.08		200,302	1.17	(6)	—	(14)	1.77		19
4/1/10 to 3/31/11	9.99	0.18	2.38	2.56	(0.17)	—	(0.17)	2.39	12.38	25.89		143,333	1.23	(8)(10)	1.26		1.73		28
4/1/09 to 3/31/10	6.29	0.14	3.69	3.83	(0.13)	—	(0.13)	3.70	9.99	61.32		56,820	1.30		1.48		1.61		14
4/1/08 to 3/31/09	9.67	0.16	(3.38)	(3.22)	(0.16)	— (5)	(0.16)	(3.38)	6.29	(33.66)		33,496	1.19		1.55		1.95		15
Small-Cap Core Fund
Class A
4/1/13 to 9/30/13(17)	$21.41	(0.03)	2.01	1.98	(0.03)	(0.01)	(0.04)	1.94	$23.35	9.24	%(4)	$172,114	1.40	%(3)	1.40	%(3)	(0.28	)%(3)	1	%(4)
4/1/12 to 3/31/13	20.07	0.10	1.75	1.85	(0.18)	(0.33)	(0.51)	1.34	21.41	9.64		143,293	1.37		1.37		0.52		15	(13)
4/1/11 to 3/31/12	18.82	0.20	1.66	1.86	(0.02)	(0.59)	(0.61)	1.25	20.07	10.17		77,327	1.34		1.34		1.08		10
4/1/10 to 3/31/11	14.81	0.01	4.00	4.01	—	—	—	4.01	18.82	27.08		35,679	1.47	(10)	1.47		0.04		22
4/1/09 to 3/31/10	9.36	(0.04)	5.49	5.45	—	—	—	5.45	14.81	58.23		15,167	1.62		1.62		(0.32)		23
4/1/08 to 3/31/09	14.76	— (5)	(3.89)	(3.89)	— (5)	(1.51)	(1.51)	(5.40)	9.36	(29.71)		10,339	1.59		1.59		(0.01)		95

Class C
4/1/13 to 9/30/13(17)	$19.58	(0.10)	1.83	1.73	—	(0.01)	(0.01)	1.72	$21.30	8.82	%(4)	$33,992	2.15	%(3)	2.15	%(3)	(1.03	)%(3)	1	%(4)
4/1/12 to 3/31/13	18.38	(0.04)	1.61	1.57	(0.04)	(0.33)	(0.37)	1.20	19.58	8.84		27,641	2.12		2.12		(0.23)		15	(13)
4/1/11 to 3/31/12	17.40	0.03	1.54	1.57	—	(0.59)	(0.59)	0.98	18.38	9.33		15,517	2.09		2.09		0.15		10
4/1/10 to 3/31/11	13.79	(0.11)	3.72	3.61	—	—	—	3.61	17.40	26.18		10,067	2.24	(10)	2.24		(0.74)		22
4/1/09 to 3/31/10	8.78	(0.13)	5.14	5.01	—	—	—	5.01	13.79	57.06		5,989	2.37		2.37		(1.06)		23
4/1/08 to 3/31/09	14.05	(0.09)	(3.67)	(3.76)	— (5)	(1.51)	(1.51)	(5.27)	8.78	(30.33)		3,028	2.34		2.34		(0.79)		95

Class I
4/1/13 to 9/30/13(17)	$22.04	—	2.06	2.06	(0.04)	(0.01)	(0.05)	2.01	$24.05	9.35	%(4)	$232,870	1.16	%(3)	1.16	%(3)	(0.04	)%(3)	1	%(4)
4/1/12 to 3/31/13	20.65	0.13	1.83	1.96	(0.24)	(0.33)	(0.57)	1.39	22.04	9.92		164,483	1.12		1.12		0.63		15	(13)
4/1/11 to 3/31/12	19.33	0.21	1.75	1.96	(0.05)	(0.59)	(0.64)	1.32	20.65	10.45		142,101	1.09		1.09		1.11		10
4/1/10 to 3/31/11	15.17	0.06	4.10	4.16	—	—	—	4.16	19.33	27.42		108,117	1.22	(10)	1.22		0.37		22
4/1/09 to 3/31/10	9.56	(0.01)	5.62	5.61	—	—	—	5.61	15.17	58.68		31,810	1.37		1.37		(0.06)		23
4/1/08 to 3/31/09	15.02	0.03	(3.98)	(3.95)	— (5)	(1.51)	(1.51)	(5.46)	9.56	(29.59)		17,881	1.34		1.34		0.22		95

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Small-Cap Sustainable
Growth Fund
Class A
4/1/13 to 9/30/13(17)	$14.92	(0.08)	2.11	2.03	—	(0.26)	(0.26)	1.77	$16.69	13.77	%(4)	$84,000	1.50	%(3)	1.59	%(3)	(0.98	)%(3)	16	%(4)
4/1/12 to 3/31/13	12.95	(0.03)	2.00	1.97	—	—	—	1.97	14.92	15.21		70,107	1.61	(8)	1.67		(0.24)		24
4/1/11 to 3/31/12	11.03	(0.10)	2.06	1.96	(0.04)	—	(0.04)	1.92	12.95	17.83	(12)	77,384	1.65	(6)	1.65		(0.84)		46
4/1/10 to 3/31/11	9.51	(0.02)	1.54	1.52	—	—	—	1.52	11.03	15.98		55,662	1.67	(10)	1.91		(0.17)		17
4/1/09 to 3/31/10	6.20	(0.06)	3.37	3.31	—	—	—	3.31	9.51	53.39		1,180	1.65		2.27		(0.77)		26
4/1/08 to 3/31/09	9.15	(0.08)	(2.87)	(2.95)	—	—	—	(2.95)	6.20	(32.24)		2,185	1.44	(8)	1.97		(0.87)		64

Class C
4/1/13 to 9/30/13(17)	$14.22	(0.13)	2.01	1.88	—	(0.26)	(0.26)	1.62	$15.84	13.39	%(4)	$10,211	2.25	%(3)	2.35	%(3)	(1.73	)%(3)	16	%(4)
4/1/12 to 3/31/13	12.44	(0.12)	1.90	1.78	—	—	—	1.78	14.22	14.31		7,555	2.36	(8)	2.42		(0.96)		24
4/1/11 to 3/31/12	10.64	(0.18)	1.98	1.80	—	—	—	1.80	12.44	16.92	(12)	7,490	2.40	(6)	2.40		(1.58)		46
4/1/10 to 3/31/11	9.24	(0.09)	1.49	1.40	—	—	—	1.40	10.64	15.15		5,981	2.42	(10)	2.67		(0.93)		17
4/1/09 to 3/31/10	6.06	(0.11)	3.29	3.18	—	—	—	3.18	9.24	52.48		359	2.40		3.18		(1.34)		26
4/1/08 to 3/31/09	9.03	(0.12)	(2.85)	(2.97)	—	—	—	(2.97)	6.06	(32.89)		165	2.22	(8)	2.72		(1.57)		64
Class I
4/1/13 to 9/30/13(17)	$14.98	(0.05)	2.10	2.05	—	(0.26)	(0.26)	1.79	$16.77	13.85	%(4)	$15,446	1.25	%(3)	1.34	%(3)	(0.67	)%(3)	16	%(4)
4/1/12 to 3/31/13	12.96	(0.01)	2.03	2.02	—	—	—	2.02	14.98	15.59		10,026	1.36	(8)	1.42		(0.04)		24
4/1/11 to 3/31/12	11.04	(0.06)	2.05	1.99	(0.07)	—	(0.07)	1.92	12.96	18.03	(12)	9,698	1.40	(6)	1.40		(0.55)		46
4/1/10 to 3/31/11	9.52	(0.01)	1.56	1.55	(0.03)	—	(0.03)	1.52	11.04	16.26		3,195	1.42	(10)	1.88		(0.05)		17
4/1/09 to 3/31/10	6.18	(0.04)	3.38	3.34	—	—	—	3.34	9.52	54.05		4,098	1.40		2.10		(0.49)		26
4/1/08 to 3/31/09	9.19	(0.04)	(2.97)	(3.01)	—	—	—	(3.01)	6.18	(32.75)		6,010	1.23	(8)	1.72		(0.55)		64
Strategic Growth Fund
Class A
4/1/13 to 9/30/13(17)	$10.45	(0.01)	1.19	1.18	(0.03)	—	(0.03)	1.15	$11.60	11.34%		$393,288	1.32	%(3)(16)	1.32	%(3)	(0.10	)%(3)	21	%(4)
4/1/12 to 3/31/13	10.05	0.03	0.37	0.40	—	—	—	0.40	10.45	3.98		373,069	1.34	(16)	1.34		0.31		20
4/1/11 to 3/31/12	9.79	(0.02)	0.28	0.26	—	—	—	0.26	10.05	2.66		409,555	1.35	(16)	1.35		(0.25)		115
4/1/10 to 3/31/11	8.48	(0.03)	1.71	1.68	—	(0.37)	(0.37)	1.31	9.79	20.90		447,994	1.44	(8)	1.44		(0.34)		82
4/1/09 to 3/31/10	5.78	(0.02)	2.72	2.70	—	—	—	2.70	8.48	46.71		420,181	1.46		1.46		(0.31)		52
4/1/08 to 3/31/09	9.50	(0.03)	(3.69)	(3.72)	—	—	—	(3.72)	5.78	(39.16)		71,082	1.53		1.53		(0.43)		91

Class B
4/1/13 to 9/30/13(17)	$8.93	(0.04)	1.02	0.98	—	—	—	0.98	$9.91	10.97%		$3,028	2.07	%(3)(16)	2.07	%(3)	(0.85	)%(3)	21	%(4)
4/1/12 to 3/31/13	8.66	(0.04)	0.31	0.27	—	—	—	0.27	8.93	3.12		3,236	2.09	(16)	2.09		(0.46)		20
4/1/11 to 3/31/12	8.49	(0.08)	0.25	0.17	—	—	—	0.17	8.66	2.00		4,617	2.10	(16)	2.10		(1.01)		115
4/1/10 to 3/31/11	7.46	(0.08)	1.48	1.40	—	(0.37)	(0.37)	1.03	8.49	19.97		6,449	2.20	(8)	2.20		(1.09)		82
4/1/09 to 3/31/10	5.12	(0.07)	2.41	2.34	—	—	—	2.34	7.46	45.70		8,067	2.21		2.21		(1.07)		52
4/1/08 to 3/31/09	8.48	(0.08)	(3.28)	(3.36)	—	—	—	(3.36)	5.12	(39.62)		2,374	2.27		2.27		(1.18)		91

Class C
4/1/13 to 9/30/13(17)	$8.94	(0.04)	1.01	0.97	—	—	—	0.97	$9.91	10.85%		$6,290	2.07	%(3)(16)	2.07	%(3)	(0.85	)%(3)	21	%(4)
4/1/12 to 3/31/13	8.66	(0.04)	0.32	0.28	—	—	—	0.28	8.94	3.23		5,993	2.09	(16)	2.09		(0.44)		20
4/1/11 to 3/31/12	8.50	(0.08)	0.24	0.16	—	—	—	0.16	8.66	1.88		6,707	2.10	(16)	2.10		(1.00)		115
4/1/10 to 3/31/11	7.46	(0.08)	1.49	1.41	—	(0.37)	(0.37)	1.04	8.50	20.11		7,507	2.20	(8)	2.20		(1.09)		82
4/1/09 to 3/31/10	5.12	(0.07)	2.41	2.34	—	—	—	2.34	7.46	45.70		7,351	2.21		2.21		(1.08)		52
4/1/08 to 3/31/09	8.49	(0.08)	(3.29)	(3.37)	—	—	—	(3.37)	5.12	(39.69)		1,685	2.28		2.28		(1.18)		91

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(11)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(11)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Strategic Growth Fund (Continued)
Class I
4/1/13 to 9/30/13(17)	$10.64	0.01	1.20	1.21	(0.06)	—	(0.06)	1.15	$11.79	11.42	%(4)	$6,178	1.07	%(3)(16)	1.07	%(3)	0.15	%(3)	21	%(4)
4/1/12 to 3/31/13	10.21	0.06	0.37	0.43	—	—	—	0.43	10.64	4.21		5,650	1.09	(16)	1.09		0.57		20
4/1/11 to 3/31/12	9.92	—	0.29	0.29	—	—	—	0.29	10.21	2.92		4,733	1.10	(16)	1.10		0.00		115
4/1/10 to 3/31/11	8.56	(0.01)	1.74	1.73	—	(0.37)	(0.37)	1.36	9.92	21.29		4,350	1.20	(8)	1.19		(0.09)		82
4/1/09 to 3/31/10	5.82	(0.01)	2.75	2.74	—	—	—	2.74	8.56	47.08		3,802	1.22		1.22		(0.07)		52
4/1/08 to 3/31/09	9.54	(0.01)	(3.71)	(3.72)	—	—	—	(3.72)	5.82	(38.99)		3,127	1.28		1.28		(0.18)		91
Tactical Allocation
Fund
Class A
4/1/13 to 9/30/13(17)	$9.88	0.12	0.28	0.40	(0.12)	(0.49)	(0.61)	(0.21)	$9.67	4.36	%(4)	$183,111	1.31	%(3)	1.31	%(3)	2.36	%(3)	37	%(4)
4/1/12 to 3/31/13	9.47	0.21	0.53	0.74	(0.22)	(0.11)	(0.33)	0.41	9.88	8.00		186,662	1.30		1.30		2.26		94
4/1/11 to 3/31/12	9.08	0.14	0.38	0.52	(0.13)	—	(0.13)	0.39	9.47	5.88		189,926	1.30		1.30		1.59		128
4/1/10 to 3/31/11	8.18	0.13	0.90	1.03	(0.13)	—	(0.13)	0.90	9.08	12.78		196,705	1.36		1.36		1.59		126
4/1/09 to 3/31/10	6.33	0.16	1.87	2.03	(0.18)	—	(0.18)	1.85	8.18	32.29		195,988	1.33		1.33		2.09		139
4/1/08 to 3/31/09	8.59	0.24	(2.18)	(1.94)	(0.26)	(0.06)	(0.32)	(2.26)	6.33	(23.17)		163,586	1.33		1.33		3.19		86

Class B
4/1/13 to 9/30/13(17)	$9.98	0.08	0.30	0.38	(0.08)	(0.49)	(0.57)	(0.19)	$9.79	3.99	%(4)	$640	2.06	%(3)	2.06	%(3)	1.62	%(3)	37	%(4)
4/1/12 to 3/31/13	9.56	0.14	0.54	0.68	(0.15)	(0.11)	(0.26)	0.42	9.98	7.30		802	2.05		2.05		1.51		94
4/1/11 to 3/31/12	9.17	0.07	0.39	0.46	(0.07)	—	(0.07)	0.39	9.56	5.02		1,165	2.05		2.05		0.82		128
4/1/10 to 3/31/11	8.26	0.07	0.91	0.98	(0.07)	—	(0.07)	0.91	9.17	11.94		1,697	2.11		2.11		0.85		126
4/1/09 to 3/31/10	6.39	0.10	1.89	1.99	(0.12)	—	(0.12)	1.87	8.26	31.34		1,961	2.08		2.08		1.35		139
4/1/08 to 3/31/09	8.65	0.18	(2.18)	(2.00)	(0.20)	(0.06)	(0.26)	(2.26)	6.39	(23.59)		2,217	2.08		2.08		2.38		86

Class C
4/1/13 to 9/30/13(17)	$10.07	0.08	0.29	0.37	(0.08)	(0.49)	(0.57)	(0.20)	$9.87	3.99	%(4)	$3,376	2.06	%(3)	2.06	%(3)	1.61	%(3)	37	%(4)
4/1/12 to 3/31/13	9.65	0.15	0.53	0.68	(0.15)	(0.11)	(0.26)	0.42	10.07	7.17		3,021	2.05		2.05		1.51		94
4/1/11 to 3/31/12	9.25	0.08	0.38	0.46	(0.06)	—	(0.06)	0.40	9.65	5.06		2,381	2.05		2.05		0.87		128
4/1/10 to 3/31/11	8.33	0.07	0.92	0.99	(0.07)	—	(0.07)	0.92	9.25	11.96		1,580	2.11		2.11		0.83		126
4/1/09 to 3/31/10	6.44	0.10	1.91	2.01	(0.12)	—	(0.12)	1.89	8.33	31.41		1,468	2.08		2.08		1.32		139
4/1/08 to 3/31/09	8.73	0.18	(2.21)	(2.03)	(0.20)	(0.06)	(0.26)	(2.29)	6.44	(23.72)		800	2.08		2.08		2.38		86

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.
(7)	Inception date.
(8)	Represents a blended ratio.
(9)	For the Growth & Income Fund, the ratio of net expenses to average net assets includes the effect of $265 (reported in 000’s) reimbursement of extraordinary legal expenses incurred during the fiscal years ended March 31, 2008 and August 31, 2007, along with an additional $96 (reported in 000’s) of extraordinary expenses incurred in the fiscal period ended March 31, 2010. If excluded, the net expense ratios for the period ended March 31, 2010 would have been as follows: Class A 1.25%, Class B 2.00%, Class C 2.00%, Class I 1.00%.
(10)	Net expense ratio includes extraordinary expenses.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

(11)	For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(12)	Includes the effect of a distribution from a Fair Fund settlement. Without this effect, the total return would have been 16.55% for Class A shares, 15.60% for Class C shares and 17.03% for Class I shares.
(13)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind. See Note 14 in the Notes to Financial Statements.
(14)	Prior to recapture of expenses previously waived, the gross ratio was 1.34%, 2.09%, and 1.09% for Class A, Class C, and Class I, respectively.
(15)	Prior to recapture of expenses previously waived, the gross ratio was 1.34%, 2.09%, and 1.10% for Class A, Class C, and Class I, respectively.
(16)	The Fund is currently under its expense limitation.
(17)	Unaudited
(18)	Prior to recapture of expenses previously waived, the gross ratio was 1.45%, 2.20% and 1.20% for Class A, Class C and Class I, respectively.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (Unaudited)

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds are offered for sale, of which ten are reported in this Semiannual report.

Each Fund has a distinct investment objective outlined below.

Funds	Each Fund Seeks to Provide
Growth & Income Fund	Capital appreciation and current income
Mid-Cap Core Fund	Long-term capital appreciation
Mid-Cap Growth Fund	Capital appreciation
Mid-Cap Value Fund	Long-term capital growth
Quality Large-Cap Value Fund	Long-term capital appreciation
Quality Small-Cap Fund	Long-term capital appreciation
Small-Cap Core Fund	Long-term capital appreciation with dividend income a secondary consideration
Small-Cap Sustainable Growth Fund	Long-term capital appreciation
Strategic Growth Fund	Long-term capital growth
Tactical Allocation Fund	Capital appreciation and income

All of the Funds offer Class A shares and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions. For more information regarding Qualifying Transactions refer to the prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 PM Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund owns the following internally fair valued security which is categorized as Level 3 in the hierarchy.

Tactical Allocation Fund	Barclays ADS Rights

These rights are internally fair valued based on the details of a pending corporate action.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Disclosures about derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by certain Funds.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

A Fund utilizes equity index futures to equitize residual cash balances, where possible, in order to reduce tracking error from the Benchmark. The use of index futures contracts exposes the Fund to equity price risk. The Fund may be subject to the following risks that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value ” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation/(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation/(depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

H.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan Agreements are generally non-investment grade, often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. All loan agreements currently held by the Funds are assignment loans.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2013, the Funds only hold assignment loans.

I.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2013, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Growth & Income Fund	$3,647	$3,736
Mid-Cap Value Fund	1,990	2,030
Tactical Allocation Fund	1,137	1,162

Note	3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Quality Small-Cap Fund	0.70%
Small-Cap Core Fund	0.75

	First $1 Billion	$1+ Billion Through $2 Billion	$2 + Billion
Growth & Income Fund*	0.75%	0.70%	0.65%
Mid-Cap Core Fund	0.80	0.75	0.70
Quality Large-Cap Value Fund*	0.75	0.70	0.65
Strategic Growth Fund	0.70	0.65	0.60
Tactical Allocation Fund	0.70	0.65	0.60

*	Effective October 26, 2012, the Adviser will contractually waive 0.05% of its advisory fee for one year.

	First $400 Million	$400+ Million Through $1 Billion	$1+ Billion
Small-Cap Sustainable Growth	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	Over $1 Billion
Mid-Cap Value Fund	0.75%	0.70%

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Growth & Income Fund	QS Investors, LLC(2)	Small-Cap Core Fund	Kayne(1)(3)
Mid-Cap Core Fund	Kayne(1)(3)	Small-Cap Sustainable Growth Fund	Kayne(1)(3)
Mid-Cap Growth Fund	Kayne(1)(3)	Strategic Growth Fund	Kayne(1)(3)
Mid-Cap Value Fund	Sasco Capital, Inc.	Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet Asset(3) Management LLC
Quality Large-Cap Value Fund	Kayne(1)(3)	Tactical Allocation Fund (Equity Portfolio)	Euclid Advisors(3) LLC
Quality Small-Cap Fund	Kayne(1)(3)

(1)	Kayne Anderson Rudnick Investment Management, LLC.
(2)	Effective June 10, 2013, QS Investors, LLC replaced Euclid Advisors, LLC as the subadvisor to the Fund.
(3)	An indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds.

	Class A	Class B	Class C	Class I
Growth & Income Fund	1.25%	N/A	2.00%	1.00%
Mid-Cap Core Fund	1.35	N/A	2.10	1.10
Mid-Cap Growth Fund	1.45	2.20	2.20	1.20
Mid-Cap Value Fund	1.48	N/A	2.23	1.23
Quality Large-Cap Value Fund	1.35	N/A	2.10	1.10
Quality Small-Cap Fund	1.42	N/A	2.17	1.17
Small-Cap Sustainable Growth Fund	1.50	N/A	2.25	1.25
Strategic Growth Fund	1.47	2.22	2.22	1.22

The Adviser may discontinue these voluntary expense caps at any time.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2014	2015	2016	Total
Growth & Income Fund	$332	$255	$193	$780
Mid-Cap Core Fund	72	70	72	214
Mid-Cap Growth Fund	109	56	52	217
Quality Large-Cap Value Fund	106	81	41	228
Quality Small-Cap Fund	2	—	—	2
Small-Cap Sustainable Growth Fund	121	—	46	167

D.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six-month period (the “period”) ended September 30, 2013, it retained net commissions of $55 Class A shares and deferred sales charges of $4, $18 for Class B shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV’s per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

($ reported in thousands)

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Trust’s Administrator and Transfer Agent.

For the period ended September 30, 2013, the Funds incurred administration fees totaling $967 which are included in the Statement of Operations.

For the period ended September 30, 2013, the Funds incurred transfer agent fees totaling $1,554 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

F.	Affiliated Shareholders

($ reported in thousands except shares)

At September 30, 2013, Virtus, its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Assets
Growth & Income Fund
Class I	166,069	$3,476
Mid-Cap Core Fund
Class C	10,549	189
Quality Large-Cap Value Fund
Class A	9,658	123
Class I	46,445	593
Quality Small-Cap Fund
Class A	21,516	337
Small-Cap Core Fund
Class A	8,922	208
Class I	1,077	26
Tactical Allocation Fund
Class A	2,308	22

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for all Funds (excluding U.S. Government and agency securities, futures contracts, written options, and short-term investments) during the period ended September 30, 2013, were as follows:

	Purchases	Sales
Growth & Income Fund	$257,777	$267,265
Mid-Cap Core Fund	727	262
Mid-Cap Growth Fund	17,134	22,007
Mid-Cap Value Fund	37,477	56,163
Quality Large-Cap Value Fund	8,409	28,536
Quality Small-Cap Fund	18,159	28,033
Small-Cap Core Fund	59,226	4,361
Small-Cap Sustainable Growth Fund	14,011	16,287
Strategic Growth Fund	80,165	98,433
Tactical Allocation Fund	68,914	79,220

The Tactical Allocation Fund had purchases of $0 and sales of $99 of long-term U.S. Government and agency securities during the period ended September 30, 2013.

Note	5. Derivative Transactions

($ reported in thousands)

Certain Funds invested in derivative instruments such as equity index futures contracts and written covered call options during the current reporting period. The primary type of risk associated with the futures contracts and the written covered call options is equity price risk. The Growth and Income Fund utilizes equity index futures to equitize residual cash balances, where possible, in order to reduce tracking error from the Benchmark. The Growth & Income Fund and Tactical Allocation Fund invest in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

For additional information on the futures contracts and written covered call options in which each Fund was invested at the end of the reporting period, refer to the Schedule of Investments and Note 2G.

Written options transactions, during the period ended September 30, 2013, were as follows:

	Growth & Income Fund		Tactical Allocation Fund
Call options	# of contracts	Premium Received	# of contracts	Premium Received
Options outstanding at beginning of year	390	$58	285	$43
Written options	—	—	—	—
Options repurchased	—	—	—	—
Options expired	(310)	(29)	(225)	(21)
Options exercised	(80)	(29)	(60)	(22)

Options outstanding at September 30, 2013	—	$—	—	$—

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

The following is a summary of the Trusts’ derivative instrument holdings categorized by primary risk exposure as of September 30, 2013:

Statements of Assets and Liabilities
Growth & Income
Assets: None	$—
Liabilities: Variation margin for futures contracts(1)	(1)

Net asset (liability) balance	$(1)

Statements of Operations
Growth & Income
Net realized gain (loss) on futures	$18

Net change in unrealized appreciation (depreciation) on futures	(18)

Total net realized and unrealized gain (loss)	$—

(1)	Variation margin shown on the Statement of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures contracts.

For the period ended September 30, 2013, Growth & Income Fund’s average volume of futures activities is as follows:

Futures Contracts – Sold(2)
$138

(2)	Notional Amount

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The ASU requires enhanced disclosures separately for assets and liabilities related to financial and derivatives instruments when there exists a right to setoff or when they are subject to enforceable master netting arrangements or similar agreements. The Funds adopted the disclosure provisions on offsetting during the current reporting period and determined that there is no impact as of the period ended September 30, 2013.

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Growth & Income Fund				Mid-Cap Core Fund
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013		Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	483	$9,774	204	$3,688	51	$921	48	$761
Reinvestment of distributions	21	415	9	157	1	18	2	26
Conversion of Class B shares to Class A shares	—	—	126	2,311	—	—	—	—
Plan of Reorganization (Note 12)	—	—	1,258	22,017	—	—	—	—
Shares repurchased	(937)	(18,321)	(881)	(15,579)	(19)	(339)	(12)	(197)

Net Increase / (Decrease)	(433)	$(8,132)	716	$12,594	33	$600	38	$590

Class B
Sale of shares	—	$—	— (1)	$6	—	$—	—	$—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Conversion of Class B shares to Class A shares	—	—	(133)	(2,311)	—	—	—	—
Shares repurchased	—	—	(34)	(562)	—	—	—	—

Net Increase / (Decrease)	—	$—	(167)	$(2,867)	—	$—	—	$—

Class C
Sale of shares	68	$1,289	25	$416	5	$89	— (1)	$— (2)
Reinvestment of distributions	1	17	—	—	— (1)	3	— (1)	3
Plan of Reorganization (Note 12)	—	—	35	578	—	—	—	—
Shares repurchased	(96)	(1,817)	(241)	(4,036)	— (1)	(3)	(1)	(9)

Net Increase / (Decrease)	(27)	$(511)	(181)	$(3,042)	5	$89	(1)	$(6)

Class I
Sale of shares	52	$1,042	65	$1,170	3	$61	47	$741
Reinvestment of distributions	2	40	2	29	1	11	2	27
Plan of Reorganization (Note 12)	—	—	812	14,209	—	—	—	—
Shares repurchased	(88)	(1,751)	(629)	(11,185)	(11)	(192)	(54)	(857)

Net Increase / (Decrease)	(34)	$(669)	250	$4,223	(7)	$(120)	(5)	$(89)

(1)	Amount less than 500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

	Mid-Cap Growth Fund				Mid-Cap Value Fund
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013		Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	69	$1,321	248	$4,147	533	$16,324	1,771	$46,602
Reinvestment of distributions	—	—	—	—	18	527	20	511
Shares repurchased	(308)	(5,978)	(590)	(10,131)	(1,429)	(44,523)	(3,727)	(96,941)

Net Increase / (Decrease)	(239)	$(4,657)	(342)	$(5,984)	(878)	$(27,672)	(1,936)	$(49,828)

Class B
Sale of shares	—	$—	11	$154	—	$—	—	$—
Shares repurchased	(21)	(339)	(41)	(590)	—	—	—	—

Net Increase / (Decrease)	(21)	$(339)	(30)	$(436)	—	—	—	$—

Class C
Sale of shares	21	$345	12	$183	57	$1,679	109	$2,773
Reinvestment of distributions	—	—	—	—	—	—	—	—
Shares repurchased	(21)	(355)	(37)	(542)	(149)	(4,372)	(449)	(11,374)

Net Increase / (Decrease)	— (1)	$(10)	(25)	$(359)	(92)	$(2,693)	(340)	$(8,601)

Class I
Sale of shares	12	$227	8	$140	957	$29,971	1,973	$51,792
Reinvestment of distributions	—	—	—	—	12	357	16	412
Shares repurchased	(4)	(82)	(12)	(198)	(626)	(19,017)	(982)	(26,164)

Net Increase / (Decrease)	8	$145	(4)	$(58)	343	$11,311	1,007	$26,040

	Quality Large-Cap Value Fund				Quality Small-Cap Fund
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013		Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	110	$1,342	135	$1,450	742	$10,603	2,022	$25,130
Reinvestment of distributions	23	276	32	327	28	389	162	1,962
Plan of Reorganization (Note 12)	—	—	751	8,071	—	—	—
Shares repurchased	(443)	(5,473)	(695)	(7,617)	(940)	(13,520)	(2,824)	(35,280)

Net Increase / (Decrease)	(310)	$(3,855)	223	$2,231	(170)	$(2,528)	(640)	$(8,188)

Class B
Sale of shares	—	$—	— (1)	$(1)	—	$—	—	$—
Shares repurchased	—	—	—	—	—	—	—	—

Net Increase / (Decrease)	—	$—	—	$(1)	—	$—	—	$—

Class C
Sale of shares	31	$378	28	$305	62	$895	308	$3,804
Reinvestment of distributions	1	13	1	12	—	—	19	231
Plan of Reorganization (Note 12)	—	—	24	253	—	—	—	—
Shares repurchased	(30)	(358)	(61)	(647)	(133)	(1,933)	(338)	(4,190)

Net Increase / (Decrease)	2	$33	(8)	$(77)	(71)	$(1,038)	(11)	$(155)

Class I
Sale of shares	36	$441	125	$1,368	1,073	$15,587	3,363	$42,330
Reinvestment of distributions	12	149	10	107	22	298	152	1,832
Shares redeemed in-kind (Note 13)	—	—	2,966	31,865	—	—	(1,305)	(16,817)
Shares repurchased	(1,575)	(19,475)	(694)	(7,614)	(1,241)	(17,868)	(10,775)	(131,830)

Net Increase / (Decrease)	(1,527)	$(18,885)	2,407	$25,726	(146)	$(1,983)	(8,565)	$(104,485)

(1)	Amount less than 500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

	Small-Cap Core Fund				Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013		Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,994	$43,555	3,894	$76,904	579	$9,146	362	$4,739
Reinvestment of distributions	11	242	123	2,270	74	1,131	—	—
Shares repurchased	(1,326)	(29,212)	(1,178)	(23,153)	(319)	(5,015)	(1,640)	(20,781)

Net Increase / (Decrease)	679	$14,585	2,839	$56,021	334	$5,262	(1,278)	$(16,042)

Class C
Sale of shares	290	$5,737	710	$12,906	159	$2,413	90	$1,143
Reinvestment of distributions	1	10	17	295	8	110	—	—
Shares repurchased	(106)	(2,139)	(160)	(2,874)	(53)	(787)	(161)	(2,002)

Net Increase / (Decrease)	185	$3,608	567	$10,327	114	$1,736	(71)	$(859)

Class I
Sale of shares	3,460	$78,266	5,264	$107,576	341	$5,439	308	$4,178
Reinvestment of distributions	10	215	174	3,308	8	122	—	—
Shares redeemed in-kind (Note 13)	—	—	(3,209)	(62,887)	—	—	—	—
Shares repurchased	(1,250)	(28,129)	(1,649)	(32,979)	(98)	(1,491)	(387)	(4,947)

Net Increase / (Decrease)	2,220	$50,352	580	$15,018	251	$4,070	(79)	$(769)

	Strategic Growth Fund				Tactical Allocation Fund
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013		Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	210	$2,273	478	$4,735	179	$1,722	521	$4,889
Reinvestment of distributions	92	961	—	—	1,079	9,942	579	5,508
Shares repurchased	(2,104)	(22,680)	(5,517)	(54,205)	(1,220)	(11,863)	(2,264)	(21,441)

Net Increase / (Decrease)	(1,802)	$(19,446)	(5,039)	$(49,470)	38	$(199)	(1,164)	$(11,044)

Class B
Sale of shares	—	$—	— (1)	$5	1	$9	1	$6
Reinvestment of distributions	—	—	—	—	4	38	3	24
Shares repurchased	(57)	(523)	(172)	(1,456)	(20)	(195)	(45)	(429)

Net Increase / (Decrease)	(57)	$(523)	(172)	$(1,451)	(15)	$(148)	(41)	$(399)

Class C
Sale of shares	18	$169	15	$128	60	$598	84	$812
Reinvestment of distributions	—	—	—	—	17	159	7	67
Shares repurchased	(54)	(497)	(119)	(1,001)	(35)	(352)	(37)	(357)

Net Increase / (Decrease)	(36)	$(328)	(104)	$(873)	42	$405	54	$522

Class I
Sale of shares	70	$773	123	$1,222	—	$—	—	$—
Reinvestment of distributions	3	28	—	—	—	—	—	—
Shares repurchased	(80)	(885)	(55)	(557)	—	—	—	—

Net Increase / (Decrease)	(7)	$(84)	68	$665	—	$—	—	$—

(1)	Amount less than 500.

Note	7. 10% Shareholders

At September 30, 2013, certain Funds had individual shareholder accounts, and/or omnibus shareholder accounts, (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares	Number of Accounts
Mid-Cap Core Fund	14%	1*
Quality Small-Cap Fund	22	2*
Small-Cap Core Fund	35	2*

*	Includes affiliated shareholder accounts.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

Note	8. Indemnifications

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	9. Federal Income Tax Information

($ reported in thousands)

At September 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth & Income Fund	$129,146	$9,668	$(1,722)	$7,946
Mid-Cap Core Fund	3,081	884	(15)	869
Mid-Cap Growth Fund	73,672	16,065	(1,661)	14,404
Mid-Cap Value Fund	289,984	131,005	(5,672)	125,333
Quality Large-Cap Value Fund	46,814	17,571	(347)	17,224
Quality Small-Cap Fund	162,474	93,912	(1,485)	92,427
Small-Cap Core Fund	346,240	91,525	(294)	91,231
Small-Cap Sustainable Growth Fund	78,890	30,817	(432)	30,385
Strategic Growth Fund	297,922	113,224	(1,823)	111,401
Tactical Allocation Fund	164,354	25,902	(2,810)	23,092

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates:

	Expiration Year
	2017	2018	No Expiration	Total
Growth & Income Fund	$2,585	$11,359	—	$13,944
Mid-Cap Growth Fund	—	4,851	$154	5,005
Quality Large-Cap Value Fund	23,449	8,385	—	31,834
Quality Small-Cap Fund	18,620	8,615	—	27,235
Small-Cap Core Fund	10,725	—	—	10,725
Small-Cap Sustainable Growth Fund	—	1,516	—	1,516
Strategic Growth Fund	30,051	10,518	—	40,569
Tactical Allocation Fund

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. Growth & Income Fund’s, Quality Large-Cap Value Fund’s, Quality Small-Cap Fund’s, Small-Cap Core Fund’s, Small-Cap Sustainable Growth Fund’s and Strategic Growth Fund’s amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2013, the Funds did not hold any illiquid and restricted securities.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Note	11. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadvisers to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At September 30, 2013, the Funds listed held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Mid-Cap Growth Fund	Information Technology	25%
Mid-Cap Value Fund	Materials	25%
Quality Large-Cap Value Fund	Financials	26%
Quality Small-Cap Fund	Information Technology	27%
Small-Cap Core Fund	Industrials	27%
Small-Cap Sustainable Growth Fund	Information Technology	31%
Strategic Growth Fund	Information Technology	33%

Note	12. Plans of Reorganization

A.	On June 4, 2012, the Board of Trustees of the Insight Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the Virtus Core Equity Fund (the “Merged Fund”), a series of the Virtus Insight Trust, and the Virtus Growth & Income Fund (the “Acquiring Fund”), a series of the Virtus Equity Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

On September 21, 2012 Class B shares were converted into Class A shares.

The acquisition was accomplished by a tax-free exchange of shares on October 26, 2012. The share transactions associated with the merger are as follows:

Merged Fund		Shares Outstanding	Acquiring Fund		Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Core			Virtus Growth
Equity Fund			& Income Fund
	Class			Class
	A	1,088		A	1,258	$22,017
	C	29		C	35	578
	I	691		I	812	14,209

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Core Equity Fund	$36,804	$3,968	Virtus Growth & Income Fund	$104,919

Assuming the acquisition had been completed on April 1, 2012, the Virtus Growth & Income Fund results of operations for the year ended March 31, 2013, would have been as follows:

Net investment income (loss)	$922(a)
Net gain (loss) on investments	24,626	(b)

Net increase (decrease) in assets from operations	$25,548

(a)	$462, as reported in the Statement of Operations, plus $460 Net Investment Income from Virtus Core Equity Fund pre-merger.

(b)	$11,267, as reported in the Statement of Operations, plus $13,359 Net Realized and Unrealized Gain (Loss) on Investments from Virtus Core Equity Fund pre-merger.

Because both Virtus Core Equity Fund and Virtus Growth & Income Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Core Equity Fund that have been included in the acquired Virtus Growth & Income Fund Statement of Operations since October 26, 2012.

B.

On June 4, 2012, the Board of Trustees of the Insight Trust also approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the Virtus Value Equity Fund (the “Merged Fund”), a series of the Virtus Insight Trust, and the Virtus Quality Large-Cap Value Fund (the “Acquiring Fund”), a series of the Virtus Equity Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The acquisition was accomplished by a tax-free exchange of shares on October 26, 2012. The share transactions associated with the merger are as follows:

Merged Fund		Shares Outstanding	Acquiring Fund		Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Value			Virtus Quality Large-Cap
Equity Fund			Value Fund
	Class			Class
	A	648		A	751	$8,071
	C	20		C	24	253
	I	2,581		I	2,966	31,865

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Value			Virtus Quality Large-Cap
Equity Fund	$40,189	$3,388	Value Fund	$42,930

Assuming the acquisition had been completed on April 1, 2012, the Virtus Quality Large-Cap Value Fund results of operations for the year ended March 31, 2013, would have been as follows:

Net investment income (loss)	$1,815	(a)
Net gain (loss) on investments	25,421	(b)

Net increase (decrease) in assets from operations	27,276

(a)	$762, as reported in the Statement of Operations, plus $1,053 Net Investment Income from Virtus Value Equity Fund pre-merger.

(b)	$8,422, as reported in the Statement of Operations, plus $16,999 Net Realized and Unrealized Gain (Loss) on Investments from Virtus Value Equity Fund pre-merger.

Because both Virtus Value Equity Fund and Virtus Quality Large-Cap Value Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Value Equity Fund that have been included in the acquired Virtus Quality Large-Cap Value Fund Statement of Operations since October 26, 2012.

Note	13. Redemptions-In-Kind

(reported in thousands)

During the year ended March 31, 2013, the Quality Small-Cap Fund realized $5,556 of net gains and the Small-Cap Core Fund realized $17,905 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for securities held by each Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to remaining shareholders, they have been reclassified from accumulated undistributed net realized gains (loss) to Capital paid in on shares of beneficial interest.

Note	14. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

CONSIDERATION OF SUBADVISORY AGREEMENT FOR

VIRTUS GROWTH & INCOME FUND

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) and the Trust, with respect to the Virtus Growth & Income Fund (the “Fund”) and certain other funds of the Trust (the “Advisory Agreement”), at an in-person meeting held on November 14-16, 2012. At an in-person Board meeting held on June 3-5, 2013, Fund Management recommended that QS Investors, LLC (“QS Investors” or the “Subadviser”) be appointed as subadviser to the Fund and that the Adviser enter into a new subadvisory agreement with QS Investors (the “Subadvisory Agreement”). VIA will remain as investment adviser to the Fund. The Board, including the Independent Trustees, considered and approved the Subadvisory Agreement with QS Investors for the Fund, as further discussed below.

In evaluating the proposal to appoint QS Investors, the Board requested and evaluated information provided by the Adviser and QS Investors which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the subadviser change would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in a meeting held on May 29, 2013, called to discuss the proposed Subadviser. The Board noted that there is no affiliation of the Subadviser with VIA and no potential conflicts of interest.

The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Basis for the Board’s Recommendation

In making its determination with respect to the Subadvisory Agreement, the Board considered various factors, including:

•	Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the Subadvisory Agreement and noted the breadth and depth of experience of the portfolio managers. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Fund was reasonable.

•	Investment Performance. The Board considered the performance of a composite managed by the proposed Subadviser versus a peer group, an appropriate index and the Fund’s historical performance and was satisfied with the proposed Subadviser’s performance.

•	Subadvisory Fee. The Board took into account that the Fund’s subadvisory fees are paid by VIA and not by the Fund, so that the Fund’s shareholders would not be directly impacted by those fees. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.

•	Profitability and economies of scale. In considering the expected profitability to the Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Fund. The Board also noted that the proposed subadvisory fees under the Subadvisory Agreement were the same as the subadvisory fees paid to the Fund’s previous subadviser. As a result, the expected profitability to the Subadviser of its relationships with the Fund was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Fund to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Fund. For instance the Board noted that the Subadviser’s reputation in the brokerage community might result in greater assets in the Fund. There may be certain intangible benefits gained to the extent that serving the Fund could provide the opportunity to provide advisory services to additional funds of the Trust or could enhance the Subadviser’s reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.

Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to the Fund.

Virtus Balanced Fund and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated September 16, 2013 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2013

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Fund

Under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus, the first paragraph is hereby replaced with the following:

Invested in approximately 60% equity securities and 40% fixed income securities, this fund may be suitable for investors seeking income and growth from one fund. Generally, between 25% and 35% of the fund’s allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). For the fund’s domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund’s non-U.S. exposure, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at the time of purchase.

Under “Principal Investment Strategies” on page 48 of the fund’s statutory prospectus, the first paragraph is hereby replaced with the following:

Under normal circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. Generally, the fund invests approximately 60% in equity securities and 40% in fixed income securities. Generally, between 25% and 35% of the fund’s allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). Allocation percentages are measured at the time of purchase.

Virtus Tactical Allocation Fund

Under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following:

The fund invests in equity, fixed income, and cash or cash equivalents using a tactical allocation approach. Generally, the following percentages apply: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Generally, between 15% and 50% of the fund’s allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.), including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at the time of purchase.

Under “Principal Investment Strategies” on page 59 of the fund’s statutory prospectus, the first paragraph is hereby replaced with the following:

The fund invests in equity, fixed income and cash or cash equivalents using a tactical allocation approach. Generally, the following percentages apply: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Generally, between 15% and 50% of the fund’s allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at the time of purchase.

All other disclosure concerning the funds, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

VET 8019/BF&TAF ForeignStrat (9/2013)

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8015	11-13

SEMIANNUAL REPORT

Virtus Balanced Fund*

September 30, 2013

TRUST NAME: VIRTUS EQUITY TRUST

*	Prospectus supplement applicable to this Fund appears at the back of this Semiannual Report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Balanced Fund

(“Balanced Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

For the six-month reporting period ended September 30, 2013, the broad equity markets surpassed fixed income markets by a significant margin. The S&P 500® Index, a benchmark for U.S. equities, gained 8.3%, while international equities rose 7.4%, as measured by the MSCI All Country World Index (net).

The bond markets were particularly volatile during most of this period. U.S. Treasury yields climbed over the last few months as the market prepared for the Federal Reserve’s tapering of its bond purchases, which never occurred. The 10-year Treasury yield was at 2.6% as of September 30, 2013, compared with 1.9% at March 31, 2013, and as rates increased, most bond sectors suffered losses. The Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, declined 1.8% for the six-month period.

Despite this recent market unpredictability, there is reason for investors to be cautiously optimistic about the economy. The U.S. economy is showing signs of growth in hiring, consumer spending, and housing and, although China’s recovery remains tenuous, Europe appears to be coming out of its recession. The onus remains on the U.S. government to keep the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2013

Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS BALANCED FUND

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MSCI All Country World Index (Net)

The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

PIK (Payment-in-Kind Security)

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the New York Stock Exchange (NYSE).

2

VIRTUS BALANCED FUND

Disclosure of Fund Expenses (Unaudited)

For the six-month period of April 1, 2013 to September 30, 2013

We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

3

VIRTUS BALANCED FUND

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of April 1, 2013 to September 30, 2013

Expense Table
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Balanced Fund
Actual
Class A	$1,000.00	$1,040.20	1.12%	$5.73
Class B	1,000.00	1,035.60	1.87	9.54
Class C	1,000.00	1,035.80	1.87	9.54

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.38	1.12	5.69
Class B	1,000.00	1,015.58	1.87	9.49
Class C	1,000.00	1,015.58	1.87	9.49

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

4

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

ASSET ALLOCATIONS

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2013.
Common Stocks		60%
Financials	13%
Consumer Discretionary	8%
Industrials	10%
Information Technology	9%
All Other Sectors in Common Stocks	20%
Corporate Bonds		22%
Mortgage-Backed Securities		9%
Other (includes short-term investments)		9%

Total		100%

	PAR VALUE	VALUE
MUNICIPAL BONDS—0.1%
Georgia—0.1%
Rockdale County Water & Sewerage Authority, Taxable 3.060%, 7/1/24	$600	$560

New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5	5
TOTAL MUNICIPAL BONDS (Identified Cost $605)		565
FOREIGN GOVERNMENT SECURITIES—1.9%
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(5)	545	546
RegS 8.250%, 10/13/24(5)	290	220

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	430	AUD	$431
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	275	NZD	238
Hellenic Republic
2.000%, 2/24/23	315	EUR	266
2.000%, 2/24/27	425	EUR	308
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	$600		546
Kingdom of Norway Series 21 Treasury Bill, 0.000%, 12/18/13	2,635	NOK	437
Mongolia 144A 5.125%, 12/5/22(4)	410		351
Republic of Colombia 4.375%, 3/21/23	1,085,000	COP	514

See Notes to Financial Statements

5

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	$265		$233
Republic of Croatia 144A 6.375%, 3/24/21(4)	625		645
Republic of Indonesia
Series FR-30, 10.750%, 5/15/16	4,700,000	IDR	438
Series FR63, 5.625%, 5/15/23	3,328,000	IDR	233
Republic of Peru 144A 7.840%, 8/12/20(4)	1,265	PEN	526
Republic of Philippines 4.950%, 1/15/21	13,000	PHP	323
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	290	EUR	343
Republic of Serbia 144A 5.250%, 11/21/17(4)	450		449
Republic of Slovak 144A 4.375%, 5/21/22(4)	550		567
Republic of Turkey 9.000%, 3/8/17	910	TRY	455
Republic of Uruguay 4.375%, 12/15/28	11,219	UYU(11)	546
Russian Federation Series 6207 8.150%, 2/3/27	22,560	RUB	729
United Mexican States
Series M, 6.000%, 6/18/15	15,440	MXN	1,223
4.750%, 3/8/44(4)	905	MXN	819
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $12,333)			11,386
MORTGAGE-BACKED SECURITIES—8.9%
Agency—3.4%
FHLMC
6.500%, 4/1/31	1,005		1,116
7.000%, 1/1/33	382		444
5.000%, 7/1/35	483		524
5.000%, 12/1/35	1,142		1,253
FNMA
6.000%, 5/1/17	34		36

	PAR VALUE	VALUE
Agency (continued)
4.000%, 7/1/19	$20	$21
6.000%, 12/1/32	103	114
6.000%, 11/1/34	997	1,104
5.500%, 4/1/36	18	19
5.500%, 9/1/36	463	506
6.500%, 5/1/37	914	1,016
6.000%, 6/1/37	699	768
6.000%, 9/1/37	21	24
6.000%, 1/1/38	33	36
5.000%, 2/1/38	365	403
6.000%, 2/1/38	34	38
5.000%, 3/1/38	356	387
5.000%, 3/1/38	434	478
6.000%, 3/1/38	139	154
5.000%, 4/1/38	915	1,010
5.500%, 4/1/38	270	295
5.500%, 6/1/38	502	549
6.000%, 7/1/38	313	346
6.000%, 8/1/38	86	95
6.000%, 8/1/38	182	199
5.000%, 6/1/39	1,672	1,827
6.000%, 8/1/39	1,797	1,973
5.000%, 9/1/39	478	518
5.500%, 9/1/39	2,484	2,710
4.500%, 9/1/40	922	998
3.500%, 8/1/42	1,178	1,201

		20,162

Non-Agency—5.5%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(4)	590	585
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.291%, 7/10/43(3)	1,000	1,046
Banc of America Funding Corp. 04-B, 2A1 5.452%, 11/20/34(3)	333	330
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	465	475

See Notes to Financial Statements

6

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Bayview Commercial Asset Trust 08-1, A2A, 144A 1.179%, 1/25/38(3)(4)	$544	$536
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	1,200	1,199
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	500	547
07-T28, A3 5.793%, 9/11/42	1,092	1,111
07- PW17, A4 5.694%, 6/11/50(3)	2,050	2,308
Citigroup – Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.547%, 1/15/46(3)	2,080	2,152
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.993%, 12/10/49(3)	830	944
Countrywide Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.695%, 5/25/34(3)	1,006	991
Credit Suisse Commercial Mortgage Trust 13-IVR3, A2, 144A 3.000%, 5/25/43(3)(4)	599	555
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1, 144A 5.250%, 1/25/43(4)	541	586
Extended Stay America Trust 13-ESH7, A27, 144A 2.958%, 12/5/31(4)	600	586
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.993%, 8/10/45(3)	2,050	2,274

	PAR VALUE	VALUE
Non-Agency (continued)
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	$1,175	$1,300
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	837	877
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	115	121
06-LDP7, AM 6.056%, 4/15/45(3)	1,000	1,099
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.463%, 9/25/34(3)	850	858
Lehman Brothers – UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,497	1,675
Morgan Stanley Capital I Trust
07-T27, A4 5.816%, 6/11/42(3)	1,270	1,435
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,535
08-T29, A4 6.459%, 1/11/43(3)	1,805	2,099
07-IQ14, A4 5.692%, 4/15/49(3)	900	1,000
07-IQ14, AM 5.875%, 4/15/49(3)	431	440
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(4)	600	582
SMA Issuer I LLC 12-LV1, A, 144A 3.500%, 8/20/25(4)	140	140
Springleaf Mortgage Loan Trust 12-3A, A, 144A 1.570%, 12/25/59(3)(4)	935	926
Wachovia Bank Commercial Mortgage Trust 07-C30, A5 5.342%, 12/15/43	1,550	1,715

See Notes to Financial Statements

7

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Washington Mutual Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	$796	$838

		32,865
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $52,185)		53,027
ASSET-BACKED SECURITIES—2.1%
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	1,035	1,051
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A, 144A 3.410%, 11/20/16(4)	1,195	1,259
(AESOP) 12-3A, A, 144A 2.100%, 3/20/19(4)	840	838
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(4)	959	965
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)	715	690
Drug Royalty LP II 12-1, A2, 144A 4.474%, 1/15/25(4)	306	307
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	351	350
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	573	569
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	1,200	1,238
12-3, C 3.010%, 4/16/18	1,180	1,211

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
13-1, D 2.270%, 1/15/19	$480	$469
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	693	559
Sierra Timeshare Receivables Funding, LLC 12-3A, A 144A 1.870%, 8/20/29(4)	701	701
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	393	396
TAL Advantage I LLC 13-1A, A 144A 2.830%, 2/22/38(4)	895	865
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	475	473
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	519	520
TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,569)		12,461
CORPORATE BONDS AND NOTES—21.5%
Consumer Discretionary—2.6%
Activision Blizzard, Inc. 144A 6.125%, 9/15/23(4)	580	584
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	480	497
Arcelik AS 144A 5.000%, 4/3/23(4)	255	220
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	385	362
Boyd Gaming Corp. 9.000%, 7/1/20	445	485
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	480	485
Cencosud SA 144A 4.875%, 1/20/23(4)	685	649

See Notes to Financial Statements

8

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	$450	$501
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(4)	205	202
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	410	425
Dana Holding Corp. 5.375%, 9/15/21	525	518
General Motors Co. 144A 3.500%, 10/2/18(4)	700	702
Hilton Worldwide Finance LLC (Hilton Worldwide Finance Corp.) 144A 5.625%, 10/15/21(4)	585	587
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	240	248
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	490	462
KOC Holding AS 144A 3.500%, 4/24/20(4)	260	221
Kohl’s Corp. 4.750%, 12/15/23	600	619
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	395	419
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(4)	470	493
Meritor, Inc. 6.750%, 6/15/21	435	433
MGM Resorts International 6.750%, 10/1/20	500	526
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	400	420
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	455	482

	PAR VALUE	VALUE
Consumer Discretionary (continued)
PNK Finance Corp. 144A 6.375%, 8/1/21(4)	$465	$477
QVC, Inc. 144A 4.375%, 3/15/23(4)	600	558
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(4)	155	149
ServiceMaster Co. 7.000%, 8/15/20	350	332
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	485	455
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	525	501
Station Casinos LLC 7.500%, 3/1/21	525	558
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	605	566
Toll Brothers Finance Corp. 6.750%, 11/1/19	465	516
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	589

		15,241

Consumer Staples—0.5%
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	320	341
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(4)	347	418
Flowers Foods, Inc. 4.375%, 4/1/22	600	594
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	605	579
Ingles Markets, Inc. 144A 5.750%, 6/15/23(4)	385	372

See Notes to Financial Statements

9

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples (continued)
Reynolds American, Inc. 3.250%, 11/1/22	$610	$562

		2,866

Energy—2.6%
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	360	400
CHC Helicopter SA 9.250%, 10/15/20	360	385
Chesapeake Energy Corp. 5.375%, 6/15/21	490	491
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	365	374
Ecopetrol SA 5.875%, 9/18/23	350	364
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,414
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,362
6.500%, 2/1/42	635	670
EPL Oil & Gas, Inc. 8.250%, 2/15/18	625	663
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(4)(7)	960	914
Gulfmark Offshore, Inc. 6.375%, 3/15/22	465	467
Parker Drilling Co. 144A 7.500%, 8/1/20(4)	485	487
Petrobras International Finance Co. 5.375%, 1/27/21	875	879
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	680	618
Petroleos Mexicanos 3.500%, 1/30/23	795	723

	PAR VALUE		VALUE
Energy (continued)
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(6)	$138		$136
Phillips 66 4.300%, 4/1/22	1,065		1,086
5.875%, 5/1/42	575		604
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	480		457
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(4)	480		437
Rosneft Oil Co. (Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22 (144A )(4)(7)	700		646
Rowan Cos., Inc. 4.875%, 6/1/22	555		573
Weatherford International Ltd. 4.500%, 4/15/22	540		535
Williams Cos., Inc. (The) 3.700%, 1/15/23	950		858

			15,543

Financials—8.8%
Air Lease Corp. 4.750%, 3/1/20	480		472
Aircastle Ltd. 6.250%, 12/1/19	500		531
7.625%, 4/15/20	435		483
Akbank TAS 144A 7.500%, 2/5/18(4)	845	TRY	380
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(7)	545		603
Allstate Corp. (The) 5.750%, 8/15/53(3)(9)	820		799
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	525		585

See Notes to Financial Statements

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials (continued)
Avis Budget Car Rental LLC 5.500%, 4/1/23	$585		$544
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.750%, 9/30/22(4)	530		549
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600		547
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	300	BRL	125
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900		832
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	650		674
Bancolombia SA 5.125%, 9/11/22	580		529
Bank of America Corp. 5.750%, 8/15/16	1,155		1,276
5.625%, 7/1/20	715		801
Bank of India 144A 3.250%, 4/18/18(4)	605		578
144A 3.625%, 9/21/18(4)	605		573
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555		617
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)	590		606
Capital One Financial Corp. 6.150%, 9/1/16	1,005		1,119
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	605		592
CorpGroup Banking SA 144A 6.750%, 3/15/23(4)	470		402
Corporate Office Properties LP 3.600%, 5/15/23	610		553

	PAR VALUE	VALUE
Financials (continued)
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	$185	$189
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(4)	575	559
Developers Diversified Realty Corp. 7.875%, 9/1/20	750	919
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	640	590
Digital Realty Trust LP 5.250%, 3/15/21	1,100	1,157
DuPont Fabros Technology LP 144A 5.875%, 9/15/21(4)	460	462
ESAL GmbH 144A 6.250%, 2/5/23(4)	490	435
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535	593
General Electric Capital Corp. 4.650%, 10/17/21	475	506
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	490	510
Genworth Holdings, Inc. 4.900%, 8/15/23	825	829
Goldman Sachs Group, Inc. (The) Series D, 6.000%, 6/15/20	595	676
5.750%, 1/24/22	875	970
Highwoods Realty LP 3.625%, 1/15/23	595	553
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(8)(9)	680	715
ING US, Inc. 5.650%, 5/15/53(3)(9)	605	555
Intelsat Jackson Holdings SA 144A 6.625%, 12/15/22(4)	395	394

See Notes to Financial Statements

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
International Lease Finance Corp. 6.250%, 5/15/19	$550	$580
Intesa San Paolo SpA 3.125%, 1/15/16	480	479
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	660	606
Jefferies Group LLC 6.875%, 4/15/21	125	139
JPMorgan Chase & Co.
6.125%, 6/27/17	1,225	1,392
4.400%, 7/22/20	620	656
3.250%, 9/23/22	1,085	1,024
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	484
KeyCorp 5.100%, 3/24/21	925	1,019
Korea Finance Corp. 4.625%, 11/16/21	430	454
Legg Mason, Inc. 5.500%, 5/21/19	535	583
Level 3 Financing, Inc. 7.000%, 6/1/20	685	695
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	576
Lincoln National Corp. 4.200%, 3/15/22	915	937
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)	620	577
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	37
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	532
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(4)(14)	375	382
Morgan Stanley
5.550%, 4/27/17	570	632

	PAR VALUE	VALUE
Financials (continued)
5.500%, 7/28/21	$300	$328
4.100%, 5/22/23	360	336
6.375%, 7/24/42	610	690
Nationstar Mortgage LLC 6.500%, 8/1/18	265	268
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 6/1/22	490	467
Nielsen Co. (The) 144A 5.500%, 10/1/21(4)	585	587
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	593
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(7)	635	583
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(7)	595	585
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	575	564
Prudential Financial, Inc.
5.875%, 9/15/42(3)(9)	330	323
5.200%, 3/15/44(3)(9)	1,185	1,075
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	500	514
Sberbank of Russia (Sberbank CapItal SA)
144A 4.950%, 2/7/17(4)(7)	435	458
144A 5.125%, 10/29/22(4)(7)	715	667
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)	472	460
SLM Corp. 5.500%, 1/25/23	500	458
Spansion LLC 7.875%, 11/15/17	445	466
Sun Merger Sub, Inc. 144A 5.875%, 8/1/21(4)	220	224

See Notes to Financial Statements

12

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
TMK OAO Via (TMK Capital) SA 144A 6.750%, 4/3/20(4)(7)	$485	$462
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	665	612
UBS AG 7.625%, 8/17/22	500	553
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(4)	580	618
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	280	262
Ventas Realty LP (Ventas Capital Corp.) 4.250%, 3/1/22	310	313
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(7)	910	958
Wells Fargo & Co. 3.450%, 2/13/23	1,150	1,077
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	600	535

		52,202

Health Care—0.8%
Cardinal Health, Inc. 3.200%, 3/15/23	300	280
Gilead Sciences, Inc. 4.400%, 12/1/21	565	606
HCA, Inc. 6.500%, 2/15/20	560	608
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	240	242
Mylan, Inc. 144A 3.125%, 1/15/23(4)	730	664
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(4)	160	164
4.500%, 4/1/21	765	720
144A 8.125%, 4/1/22(4)	580	607

	PAR VALUE	VALUE
Health Care (continued)
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(4)	$320	$344
144A 7.500%, 7/15/21(4)	60	65
Watson Pharmaceuticals, Inc. 3.250%, 10/1/22	640	600

		4,900

Industrials—2.3%
AAR Corp. 144A 7.250%, 1/15/22(4)	440	461
ADT Corp. (The) 144A 6.250%, 10/15/21(4)	705	716
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	370	391
Air Canada 144A 6.750%, 10/1/19(4)	685	682
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	223	215
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	474	514
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	485	455
Automotores Gildemeister SA
144A 8.250%, 5/24/21(4)	400	346
144A 6.750%, 1/15/23(4)	200	157
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	745	749
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	350	351

See Notes to Financial Statements

13

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials (continued)
Carpenter Technology Corp. 4.450%, 3/1/23	$560		$549
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	579		608
99-1, A 6.545%, 2/2/19	965		1,049
99-2, C2 6.236%, 3/15/20	542		593
00-1, A1 8.048%, 11/1/20	1,018		1,156
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	733		769
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(4)(14)	215		221
Norfolk Southern Corp. 2.903%, 2/15/23	600		562
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	1,113		1,148
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(4)	430	BRL	161
Rexel SA 144A 5.250%, 6/15/20(4)	485		475
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	365		381
Spirit Aerosystems, Inc. 6.750%, 12/15/20	585		616
TransDigm, Inc. 144A 7.500%, 7/15/21(4)	345		373

			13,698

Information Technology—0.8%
Ceridian Corp. 144A 11.000%, 3/15/21(4)	15		18

	PAR VALUE	VALUE
Information Technology (continued)
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	$625	$614
EarthLink, Inc. 8.875%, 5/15/19	360	348
First Data Corp.
11.250%, 3/31/16	945	950
144A 8.250%, 1/15/21(4)	610	633
144A 11.750%, 8/15/21(4)	960	931
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(4)	350	334
Xerox Corp. 4.500%, 5/15/21	730	759

		4,587

Materials—1.7%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	810	802
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	445	495
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	204
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(4)(7)	585	585
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(4)	220	234
144A 4.750%, 4/15/23(4)	725	645
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18(4)	330	343
6.625%, 4/15/20	335	337
Ineos Finance plc 144A 8.375%, 2/15/19(4)	365	404
Inversiones CMPC SA 144A 4.375%, 5/15/23(4)	850	791

See Notes to Financial Statements

14

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials (continued)
NewMarket Corp. 4.100%, 12/15/22	$649		$628
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	680		683
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475		450
Reynolds Group Issuer, Inc.
9.000%, 4/15/19	360		380
8.250%, 2/15/21	360		364
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	140		147
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	355		353
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(4)	255		222
United States Steel Corp. 6.875%, 4/1/21	605		616
Vale Overseas Ltd. 4.375%, 1/11/22	580		559
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	480		529

			9,771

Telecommunication Services—1.1%
America Movil SAB de CV Series 12 6.450%, 12/5/22	3,000	MXN	215
AT&T, Inc. 3.875%, 8/15/21	1,185		1,200
CenturyLink, Inc. Series S, 6.450%, 6/15/21	645		645
Cincinnati Bell, Inc. 8.375%, 10/15/20	485		516
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200		1,274
Frontier Communications Corp. 7.125%, 1/15/23	480		484

	PAR VALUE	VALUE
Telecommunication Services (continued)
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(9)	$485	$489
Sprint Communications, Inc. 6.000%, 11/15/22	640	592
Telefonica Emisiones SAU 4.570%, 4/27/23	510	489
Windstream Corp. 7.750%, 10/15/20	720	747

		6,651

Utilities—0.3%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	600	588
Electricite de France SA 144A 5.250%(3)(4)(8)	610	577
Enel SpA 144A 8.750%, 9/24/73(4)	245	249
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400	413

		1,827
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $129,619)		127,286
CONVERTIBLE BONDS—0.1%
General Electric Capital Corp. Series A 7.125%, 12/15/49(3)(8)	500	544
TOTAL CONVERTIBLE BONDS (Identified Cost $500)		544
LOAN AGREEMENTS—3.4%
Consumer Discretionary—0.6%
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 5.429%, 1/28/18	423	385

See Notes to Financial Statements

15

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	$112	$116
Clear Channel Communications, Inc.
Tranche B, 3.829%, 1/29/16	431	407
Tranche D, 6.929%, 1/30/19	99	92
EB Sports Corp. 11.500%, 12/31/15	370	369
Federal – Mogul Corp.
Tranche B, 2.116%, 12/29/14	342	337
Tranche C, 2.118%, 12/28/15	175	172
Leslie’s Poolmart, Inc. 5.250%, 10/16/19	470	473
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	472	482
Pinnacle Entertainment, Inc. 3.750%, 8/13/20	170	170
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	300	300
Tribune Co. Tranche B, 4.000%, 12/31/19	159	159
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	192	197

		3,659

Consumer Staples—0.3%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	470	479
Hostess Brands Acquisition LLC Tranche B, 0.000%, 4/9/20(10)	406	417
Rite Aid Corp. Tranche 1, Second Lien, 5.750%, 8/21/20	31	32

	PAR VALUE	VALUE
Consumer Staples (continued)
Tranche 2, 4.875%, 6/21/21	$340	$342
Supervalu, Inc. 0.000%, 3/21/19(10)	277	277

		1,547

Energy—0.3%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	68	68
Brand Energy & Infrastructure Services, Inc. Tranche B-1, First Lien, 6.250%, 10/23/18	283	285
Second Lien, 11.000%, 10/23/19	240	246
Fieldwood Energy LLC 0.000%, 9/30/20(10)	292	292
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	485	477
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	402	404

		1,772

Financials—0.2%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	274	276
Capital Automotive LP Second Lien, 6.000%, 4/30/20	55	57
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	485	483
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	562	568

		1,384

See Notes to Financial Statements

16

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—0.3%
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	$155	$156
Second Lien, 11.000%, 1/2/19	173	177
INC Research, LLC 0.000%, 7/12/18(10)	178	179
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	240	233
MMM Holdings, Inc. 9.750%, 12/12/17	142	143
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	103	104
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	239	227
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	268	269
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	180	181

		1,669

Industrials—0.7%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	54	54
American Airlines, Inc. Tranche B, 4.750%, 6/27/19	742	739
AWAS Finance Luxemborg S.A. Tranche 2012, 3.500%, 7/16/18	170	171
Ceridian Corp. Tranche 2013, 4.429%, 8/14/15	599	600
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	142	145

	PAR VALUE	VALUE
Industrials (continued)
Commercial Barge Line Co. First Lien 7.500%, 9/22/19	$607	$592
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	446	448
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	480	485
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	245	243
McJunkin Red Man Corp. 6.000%, 11/8/19	347	349
Navistar, Inc. Tranche B, 5.750%, 8/17/17	330	335
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	215	217

		4,378

Information Technology—0.6%
Alcatel-Lucent U.S.A., Inc. 5.750%, 1/30/19	505	510
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	255	259
Blue Coat Systems, Inc. 4.500%, 5/31/19	596	599
Second Lien 9.500%, 6/28/20	321	324
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	366	359
Kronos, Inc. Second Lien, 9.750%, 4/30/20	245	254
Riverbed Technology, Inc. 4.000%, 12/18/19	138	139
RP Crown Parent LLC First Lien 6.750%, 12/21/18	352	355

See Notes to Financial Statements

17

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology (continued)
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	$228	$232
Sorenson Communications, Inc. 9.500%, 10/31/14	363	367
Spansion LLC 5.250%, 12/13/18	151	152
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	242	244

		3,794

Materials—0.3%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 2006, 5.250%, 10/18/17	634	637
Houghton International, Inc. Holding Corp. First Lien, 4.000%, 12/20/19	486	485
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500%, 12/21/20	240	241
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	347	327
Tronox Pigments B.V. 4.500%, 3/19/20	130	131

		1,821

Telecommunication Services—0.1%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	358	361
TOTAL LOAN AGREEMENTS (Identified Cost $20,236)		20,385

	SHARES		VALUE
PREFERRED STOCK—0.8%
Financials—0.8%
Bank of America Corp. Series U, 5.20%(3)	340	(12)	$299
Citigroup Capital XIII 7.875%,(3)	19,600		539
Fifth Third Bancorp 5.10%(3)	665	(12)	580
General Electric Capital Corp. Series C 5.25%(3)	600	(12)	556
JPMorgan Chase & Co. Series Q 5.15%(3)	590	(12)	519
JPMorgan Chase & Co. Series 1 7.90%(3)	481	(12)	522
PNC Financial Services Group, Inc. (The) Series R 4.85%(3)	490	(12)	421
Wells Fargo & Co. Series K, 7.98%(3)	730	(12)	803
Zions Bancorp, 6.95%	23,200		592
TOTAL PREFERRED STOCK (Identified Cost $5,084)			4,831
COMMON STOCKS—59.7%
Consumer Discretionary—7.7%
Amazon.com, Inc.(2)	17,600		5,503
Bayerische Motoren Werke ADR	83,450		2,989
Bridgestone Corp. Unsponserd ADR	34,000		2,493
Coach, Inc.	96,000		5,235
Comcast Corp. Class A	111,000		5,012
Express, Inc.(2)	217,000		5,119
Ford Motor Co.	312,000		5,263
Goodyear Tire & Rubber Co. (The)(2)	280,000		6,286
Lear Corp.	76,000		5,439
Tata Motors Ltd. Sponsored ADR	96,550		2,570

			45,909

Consumer Staples—2.7%
Koninklijke Ahold NV Sponsored ADR	137,000		2,367
PepsiCo, Inc.	58,000		4,611
Safeway, Inc.	179,000		5,726
Svenska Cellulosa AB	122,160		3,086

			15,790

See Notes to Financial Statements

18

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—6.8%
Canadian Natural Resources Ltd.	72,750	$2,287
Chevron Corp.	41,000	4,981
Continental Resources, Inc.(2)	53,000	5,685
Helmerich & Payne, Inc.	75,000	5,171
Schlumberger Ltd.	61,000	5,390
Tesoro Corp.	94,000	4,134
Tullow Oil plc ADR	296,000	2,466
Valero Energy Corp.	144,000	4,918
WPX Energy, Inc.(2)	268,000	5,162

		40,194

Financials—13.4%
Aflac, Inc.	83,000	5,145
Aviva plc Sponsored ADR	250,750	3,220
AXA SA Sponsored ADR	127,850	2,955
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	234,917	2,626
Barclays plc Sponsored ADR	148,319	2,527
BB&T Corp.	154,000	5,197
BlackRock, Inc.	17,300	4,682
Blackstone Group LP (The)	221,000	5,501
BNP Paribas ADR	86,650	2,933
Credit Suisse Group AG Sponsored ADR	88,692	2,710
Daiwa Securities Group Inc	249,000	2,261
DBS Group Holdings, Sponsored ADR	52,100	2,733
Fifth Third Bancorp	288,000	5,195
Goldman Sachs Group, Inc. (The)	29,000	4,588
Intesa Sanpaolo Sponsored ADR	168,700	2,109
JPMorgan Chase & Co.	90,000	4,652
Lincoln National Corp.	123,000	5,165
Prudential plc ADR	80,150	2,992
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	242,850	2,363

	SHARES	VALUE
Financials (continued)
T. Rowe Price Group, Inc.	72,000	$5,179
U.S. Bancorp	133,000	4,865

		79,598

Health Care—5.2%
Abbott Laboratories	150,000	4,978
Biogen Idec, Inc.(2)	21,800	5,249
Gilead Sciences, Inc.(2)	80,000	5,027
H Lundbeck A/S Sponsored ADR	150,150	3,251
Smith & Nephew plc Sponsored ADR	37,750	2,356
UnitedHealth Group, Inc.	72,000	5,156
Zimmer Holdings, Inc.	61,000	5,011

		31,028

Industrials—9.9%
Alaska Air Group, Inc.	80,000	5,010
Caterpillar, Inc.	58,000	4,836
Cummins, Inc.	43,000	5,713
Deere & Co.	59,000	4,802
Dover Corp.	58,000	5,210
Fanuc Corp. ADR	93,900	2,596
Hutchison Whampoa Ltd. ADR	105,600	2,514
Itouchu Corp. Unsponsored ADR	103,150	2,544
Komatsu Ltd. ADR	85,800	2,151
Nidec Corp.	155,050	3,279
Parker Hannifin Corp.	51,000	5,545
Schneider Electric SA	132,600	2,238
Trinity Industries, Inc.	113,000	5,125
Union Pacific Corp.	32,000	4,971
Vallourec SA	175,150	2,093

		58,627

Information Technology—9.0%
Apple, Inc.	16,300	7,771
Cisco Systems, Inc.	196,000	4,590
Citrix Systems, Inc.(2)	72,000	5,084
EMC Corp.	194,000	4,958
Google, Inc. Class A(2)	5,600	4,905
Jabil Circuit, Inc.	226,000	4,900
MasterCard, Inc. Class A	7,800	5,248

See Notes to Financial Statements

19

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology (continued)
NetApp, Inc.	129,000	$5,498
QUALCOMM, Inc.	80,000	5,389
SAP AG Sponsored ADR	31,450	2,325
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	162,350	2,753

		53,421

Materials—2.6%
CF Industries Holdings, Inc.	27,000	5,692
Freeport-McMoRan Copper & Gold, Inc.	168,000	5,558
Nitto Denko Corp. ADR	51,486	1,669
Shin-Etsu Chemical Co. Ltd. ADR	150,600	2,304

		15,223

Telecommunication Services—2.0%
Deutsche Telekom AG Sponsored ADR	167,550	2,446
Nippon Telegraph & Telephone Corp. ADR	81,700	2,129
SK Telecom Co., Ltd. ADR	103,550	2,351
Verizon Communications, Inc.	106,000	4,946

		11,872

Utilities—0.4%
Centrica plc	93,900	2,265
TOTAL COMMON STOCKS (Identified Cost $283,984)		353,927
RIGHTS—0.0%
Barclays plc expiring 10/10/13(2)(13)	37	196
TOTAL RIGHTS (Identified Cost $0)		196
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified cost $517,115)		584,608

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.2%
Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	7,266,155	$7,266
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,266)		7,266
TOTAL INVESTMENTS —99.7% (Identified Cost $524,381)		591,874	(1)
Other assets and liabilities, net—0.3%		1,488

NET ASSETS—100.0%		$593,362

Abbreviations:
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security

Foreign Currencies
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

See Notes to Financial Statements

20

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $73,260 or 12.3% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)	This loan will settle after September 30, 2013, at which time the interest rate, based on the
London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Principal amount is adjusted according to local inflation index.
(12)	Value shown as par value.
(13)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(14)	100% of the income received was in cash.

Country Weightings†
United States	77%
Japan	3
United Kingdom	3
France	2
Germany	1
Luxembourg	1
Other	13
Total	100%
† % of total investments as of September 30, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Debt Securities:
Asset-Backed Securities	$12,461	$—	$12,461	$—
Convertible Bonds	544	—	544	—
Corporate Bonds and Notes	127,286	—	127,286	—
Foreign Government Securities	11,386	—	11,386	—
Loan Agreements	20,385	—	20,385	—
Mortgage-Backed Securities	53,027	—	53,027	—
Municipal Bonds	565	—	565	—

Equity Securities:
Common Stocks	353,927	353,927	—	—
Preferred Stock	4,831	1,131	3,700	—
Short-Term Investments	7,266	7,266	—	—
Rights	196	—	—	196

Total	$591,874	$362,324	$229,354	$196

A security held by the Fund with an end of period value of $539 was transferred from Level 2 to Level 1 since starting to use an exchange price.

See Notes to Financial Statements

21

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of March 31, 2013:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	196	(c)
Purchases	—
Sales(b)	—
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of September 30, 2013	$196	(c)

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	Includes internally fair valued security. Refer to the last paragraph under “Note 2A. Security Valuation” in the Notes to Financial Statements for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

22

VIRTUS BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$591,874
Cash	154
Deposits with broker for securities sold short	1
Receivables
Investment securities sold	2,031
Fund shares sold	34
Dividends and interest receivable	2,726
Tax reclaims	51
Prepaid trustee retainer	3
Prepaid expenses	34

Total assets	596,908

Liabilities
Payables
Fund shares repurchased	383
Investment securities purchased	2,448
Investment advisory fee	268
Distribution and service fees	147
Administration fee	61
Transfer agent fees and expenses	181
Professional fee	22
Other accrued expenses	36

Total liabilities	3,546

Net Assets	$593,362

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$501,199
Accumulated undistributed net investment income (loss)	(2)
Accumulated undistributed net realized gain (loss)	24,672
Net unrealized appreciation (depreciation) on investments	67,493

Net Assets	$593,362

Class A
Net asset value (net assets/shares outstanding) per share	$14.99
Maximum offering price per share NAV/(1–5.75%)	$15.90
Shares of beneficial interest outstanding, no par value, unlimited authorization	36,820,961
Net Assets	$551,858
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$14.91
Shares of beneficial interest outstanding, no par value, unlimited authorization	97,785
Net Assets	$1,458
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$14.89
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,689,164
Net Assets	$40,046

(1) Investment in securities at cost	$524,381

(2) Amount is less than $500.

See Notes to Financial Statements

23

VIRTUS BALANCED FUND

STATEMENT OF OPERATIONS

SIX-MONTHS ENDED SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$4,115
Interest	5,321
Security lending	1
Foreign taxes withheld	(112)

Total investment income	9,325

Expenses
Investment advisory fees	1,632
Service fees, Class A	690
Distribution and service fees, Class B	8
Distribution and service fees, Class C	202
Administration fees	384
Transfer agent fee and expenses	381
Registration fees	23
Printing fees and expenses	33
Custodian fees	72
Professional fees	20
Trustees’ fee and expenses	13
Miscellaneous expenses	22

Total expenses	3,480

Net investment income (loss)	5,845

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	25,773
Net realized gain (loss) on foreign currency transactions	(29)
Net realized gain (loss) on written options	(102)
Net change in unrealized appreciation (depreciation) on investments	(8,613)
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)
Net change in unrealized appreciation (depreciation) on written options	101

Net gain (loss) on investments	17,130

Net increase (decrease) in net assets resulting from operations	$22,975

(1)	Amount is less than $500.

See Notes to Financial Statements

24

VIRTUS BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase/(decrease) in net assets
From operations
Net investment income (loss)	$5,845	$7,977
Net realized gain (loss)	25,642	68,566
Net change in unrealized appreciation (depreciation)	(8,512)	(37,874)

Increase (decrease) in net assets resulting from operations	22,975	38,669

From distributions to shareholders
Net investment income, Class A	(5,693)	(7,790)
Net investment income, Class B	(10)	(13)
Net investment income, Class C	(267)	(271)
Net realized long-term gains, Class A	(27,160)	—
Net realized long-term gains, Class B	(80)	—
Net realized long-term gains, Class C	(2,007)	—

Decrease in net assets from distributions to shareholders	(35,217)	(8,074)

From share transactions:
Sale of shares
Class A (703 and 1,184 shares, respectively)	10,417	17,258
Class B (0 and 6 shares, respectively)	1	88
Class C (87 and 170 shares, respectively)	1,290	2,462

Reinvestment of distributions
Class A (2,126 and 476 shares, respectively)	30,348	7,050
Class B (6 and 1 shares, respectively)	82	12
Class C (139 and 16 shares, respectively)	1,973	234

Shares repurchased
Class A (2,482 and 4,451 shares, respectively)	(37,516)	(65,345)
Class B (27 and 52 shares, respectively)	(407)	(765)
Class C (220 and 317 shares, respectively)	(3,298)	(4,615)

Increase (decrease) in net assets from share transactions	2,890	(43,621)

Net increase (decrease) in net assets	(9,352)	(13,026)

Net Assets
Beginning of period	602,714	615,740

End of period	$593,362	$602,714

Accumulated undistributed net investment income (loss) at end of period	$(2)	$123

(1)	Amount is less than $500.

See Notes to Financial Statements

25

VIRTUS BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000's)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4/1/13 to 9/30/13(6)	$15.35	0.15	0.42	0.57	(0.16)	(0.77)	(0.93)	(0.36)	$14.99	4.02	%(4)	$551,858	1.12	%(3)	2.02	%(3)	35	%(4)
4/1/12 to 3/31/13	14.58	0.20	0.78	0.98	(0.21)	—	(0.21)	0.77	15.35	6.77		559,955	1.10		1.39		121
4/1/11 to 3/31/12	14.00	0.22	0.58	0.80	(0.22)	—	(0.22)	0.58	14.58	5.83		572,561	1.11		1.57		109
4/1/10 to 3/31/11	12.54	0.21	1.47	1.68	(0.22)	—	(0.22)	1.46	14.00	13.59		604,808	1.15		1.67		118
4/1/09 to 3/31/10	9.42	0.23	3.12	3.35	(0.23)	—	(0.23)	3.12	12.54	35.82		601,065	1.13		2.02		111
4/1/08 to 3/31/09	13.19	0.35	(3.71)	(3.36)	(0.36)	(0.05)	(0.41)	(3.77)	9.42	(25.95)		508,204	1.10		3.02		91
Class B
4/1/13 to 9/30/13(6)	$15.28	0.10	0.40	0.50	(0.10)	(0.77)	(0.87)	(0.37)	$14.91	3.56	%(4)	$1,458	1.87	%(3)	1.28	%(3)	35	%(4)
4/1/12 to 3/31/13	14.51	0.09	0.78	0.87	(0.10)	—	(0.10)	0.77	15.28	5.99		1,822	1.86		0.62		121
4/1/11 to 3/31/12	13.93	0.11	0.58	0.69	(0.11)	—	(0.11)	0.58	14.51	5.06		2,387	1.86		0.83		109
4/1/10 to 3/31/11	12.48	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.93	12.75		3,437	1.90		0.94		118
4/1/09 to 3/31/10	9.39	0.15	3.09	3.24	(0.15)	—	(0.15)	3.09	12.48	34.65		4,594	1.88		1.29		111
4/1/08 to 3/31/09	13.13	0.26	(3.67)	(3.41)	(0.28)	(0.05)	(0.33)	(3.74)	9.39	(26.40)		5,869	1.85		2.24		91

See Notes to Financial Statements

26

VIRTUS BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class C
4/1/13 to 9/30/13(6)	$15.26	0.10	0.40	0.50	(0.10)	(0.77)	(0.87)	(0.37)	$14.89	3.58	%(4)	$40,046	1.87	%(3)	1.27	%(3)	35	%(4)
4/1/12 to 3/31/13	14.50	0.09	0.77	0.86	(0.10)	—	(0.10)	0.76	15.26	5.95		40,937	1.85		0.64		121
4/1/11 to 3/31/12	13.92	0.11	0.58	0.69	(0.11)	—	(0.11)	0.58	14.50	5.07		40,792	1.86		0.82		109
4/1/10 to 3/31/11	12.47	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.92	12.76		44,083	1.90		0.92		118
4/1/09 to 3/31/10	9.38	0.14	3.10	3.24	(0.15)	—	(0.15)	3.09	12.47	34.69		44,722	1.88		1.27		111
4/1/08 to 3/31/09	13.12	0.26	(3.67)	(3.41)	(0.28)	(0.05)	(0.33)	(3.74)	9.38	(26.42)		37,350	1.85		2.26		91

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in total return calculation.
(3)	Annualized
(4)	Not annualized
(5)	The Fund may invest in other funds, and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(6)	Unaudited

See Notes to Financial Statements

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VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT

SEPTEMBER 30, 2013 (Unaudited)

Note 1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which the Balanced Fund (the “Fund”) is reported in this annual report. The Fund’s investment objectives are outlined on the Fund’s summary page. There is no guarantee that the Fund will achieve its objectives.

The Fund offers Class A shares and Class C shares. Class B Shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions, refer to the Fund’s prospectus).

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan, and has exclusive voting rights with respect to such plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the

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VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2013 (Unaudited)

“Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 PM Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the

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VIRTUS BALANCED FUND

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SEPTEMBER 30, 2013 (Unaudited)

hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures and options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund owns the following internally fair valued securities and which are categorized as Level 3 in the hierarchy:

Barclays ADS Rights

These rights are internally fair valued based on the details of a pending corporate action.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

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VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2013 (Unaudited)

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Fund indirectly, bear the Fund’s prorata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other foreign assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations which from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Disclosures about derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how

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VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2013 (Unaudited)

derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation/(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation/(depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the

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VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2013 (Unaudited)

Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as “Net realized gain (loss) on futures”. The Fund utilizes futures in an effort to optimize performance by managing interest rate risk. This permits the portfolio manager to assemble the portfolio believed to be most attractive while mitigating vulnerability to changes in market interest rates. The potential risks to the Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

H.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan Agreements are generally non-investment grade, often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. All loan agreements currently held by the Funds are assignment loans.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn

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VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2013 (Unaudited)

portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2013, the Fund only holds assignment loans.

I.	When-issued and delayed delivery transactions:

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2013, the Fund had no securities on loan.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the annual rate: 0.55% of the Fund’s first $1 billion of average daily net assets; 0.50% of the Funds $1+ billion through $2 billion of average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $2 billion.

B.	Subadvisers

The subadvisers manage the investments of the Fund, for which they are paid a fee by the Adviser.

Newfleet Asset Management, LLC (“Newfleet”) is the subadviser of the Fund’s Fixed Income Portfolio. Euclid Advisors LLC (“Euclid”) is the subadviser to the Fund’s Equity Portfolio. Both Newfleet and Euclid are affiliates of VIA.

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VIRTUS BALANCED FUND

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SEPTEMBER 30, 2013 (Unaudited)

C.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares and has advised the Fund that for the six-months period (the “period”) ended September 30, 2013, it retained net commissions of $12 Class A shares and deferred sales charges of $33 and $—(1) for Class B shares and Class C shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and/or shareholder service plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; and Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV’s per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

(1)	Less than $500.

D.	Administrator and Transfer Agent Services

($ reported in thousands)

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Trust’s Administrator and Transfer Agent.

For the period ended September 30, 2013, the Fund incurred administration fees from the Trust totaling $287 which are included in the Statement of Operations.

For the period ended September 30, 2013, the Fund incurred transfer agent fees from the Trust totaling $232 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Fund.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2013, were as follows:

Purchases	Sales
$195,860	$219,304

Purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2013 were as follows:

Purchases	Sales
$5,457	$12,675

Note 5. Derivative Transactions

($ reported in thousands)

The Fund invested in derivative instruments during the reporting period through the form of futures contracts and written covered call options. The primary type of risk associated with

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VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENT (Continued)

SEPTEMBER 30, 2013 (Unaudited)

the futures contracts is interest rate risk. The Fund utilizes futures in an effort to optimize performance by managing interest rate risk. This permits the portfolio manager to assemble the portfolio believed to be most attractive while mitigating vulnerability to changes in market interest rates. The primary type of risk associated with these options is equity price risk. The Fund invests in written covered call options in an attempt to manage such risk and with the purpose of generating realized gains.

For additional information on the futures and written covered call options in which the Fund was invested at the end of the reporting period, refer to the Schedule of Investments and Note 2G.

Written options transactions, during the period ended September 30, 2013, were as follows:

Call options	# of contracts	Premium Rec’d
Options outstanding at beginning of year	790	$116
Options expired	(630)	(58)
Options exercised	(160)	(58)

Options outstanding at September 30, 2013	—	$—

For the period ended September 30, 2013, the Fund’s average volume of derivative activities is as follows:

Written Options(1)
$(13)

(1)	Premiums Received

Derivative Type	Location on the Statements of Operations
Equity Contracts	Net realized gain (loss) on written options.
Net change in unrealized appreciation (depreciation) or written options.
Interest Rate Contracts	Net realized gain (loss) on futures
Net change in unrealized appreciation (depreciation) on futures

Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Total Value at September 30, 2013	Equity Contracts
$(102)	$(102)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Total Value at September 30, 2013	Equity Contracts
$(101)	$(101)

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The ASU requires enhanced disclosures separately for assets and liabilities

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VIRTUS BALANCED FUND

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SEPTEMBER 30, 2013 (Unaudited)

related to financial and derivatives instruments when there exists a right to setoff or when they are subject to enforceable master netting arrangements or similar agreements. The Funds adopted the disclosure provisions on offsetting during the current reporting period and determined that there is no impact as of the period ended September 30, 2013.

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadvisers to accurately predict risk.

Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Sector ETFs are subject to sector risks and non-diversification risks, which may result in greater price fluctuations than the overall market. Because the Fund invests in ETFs, it indirectly bears its proportionate share of the operating expenses of the underlying funds. Indirectly, the Fund is subject to all risks associated with the underlying ETFs.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Indemnifications

Under the Fund’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At September 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$525,083	$76,477	$(9,686)	$66,791

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Note 9. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity; the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of the Fund’s Schedule of Investments.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2013, the Fund did not hold any illiquid and restricted securities.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Note 10. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

38

Virtus Balanced Fund and Virtus Tactical Allocation Fund, each a series of Virtus Equity Trust

Supplement dated September 16, 2013 to the Summary Prospectuses and Statutory Prospectuses, each dated July 31, 2013

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Fund

Under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus, the first paragraph is hereby replaced with the following:

Invested in approximately 60% equity securities and 40% fixed income securities, this fund may be suitable for investors seeking income and growth from one fund. Generally, between 25% and 35% of the fund’s allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). For the fund’s domestic equity allocation, the subadviser employs a Growth at a Reasonable Price philosophy in the security selection process. Top-down and econometric sector analysis, as well as industry level and fundamental security analysis, are utilized to identify securities that the subadviser believes offer superior return opportunity. For the fund’s non-U.S. exposure, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at the time of purchase.

Under “Principal Investment Strategies” on page 48 of the fund’s statutory prospectus, the first paragraph is hereby replaced with the following:

Under normal circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. Generally, the fund invests approximately 60% in equity securities and 40% in fixed income securities. Generally, between 25% and 35% of the fund’s allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). Allocation percentages are measured at the time of purchase.

Virtus Tactical Allocation Fund

Under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following:

The fund invests in equity, fixed income, and cash or cash equivalents using a tactical allocation approach. Generally, the following percentages apply: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Generally, between 15% and 50% of the fund’s allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.), including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at the time of purchase.

Under “Principal Investment Strategies” on page 59 of the fund’s statutory prospectus, the first paragraph is hereby replaced with the following:

The fund invests in equity, fixed income and cash or cash equivalents using a tactical allocation approach. Generally, the following percentages apply: 40% to 65% invested in equity securities; 35% to 60% invested in fixed income securities; and up to 25% held in cash or cash equivalent securities. Generally, between 15% and 50% of the fund’s allocation to equity securities may be invested in non-U.S. companies, which may be through American Depositary Receipts (ADRs). The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at the time of purchase.

All other disclosure concerning the funds, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

VET 8019/BF&TAF ForeignStrat (9/2013)

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8013	11-13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date     12/06/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date     12/06/2013

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date     12/06/2013

* Print the name and title of each signing officer under his or her signature.